UNITED
                    FUNDS, INC.
                       United Accumulative Fund
                       United Bond Fund
                       United Income Fund
                       United Science and Technology Fund

                    ANNUAL
                    REPORT
                    -----------------
                    December 31, 1999

UNITED ACCUMULATIVE FUND
MANAGER'S LETTER
DECEMBER 31, 1999
---------------------------------------------------------------------------

Dear Shareholder:

This report relates to the operation of the United Accumulative Fund for the fiscal year ended December 31, 1999. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

As we entered 1999, the overall market's prospects appeared not too appealing. We ended the year with all equity indexes up substantially. The U.S. economy's acceleration, even in the face of higher interest rates, produced one of the largest expansions in the postwar period, one that may eventually strain our productive resources. 1999 was the year for technology. Without exposure to technology, most equity funds would have underperformed, as 75% of the S&P 500's returns came from that sector. With little concern for value, risk premium for equities declined sharply, and valuations for some technology stocks went to extraordinary levels. Asia, Europe and, to a certain extent, Latin America recovered faster than anticipated, producing a synchronous worldwide economic upturn. Stronger growth globally may feed inflationary pressures, but has certainly already spurred inflation fears. It seems a foregone conclusion, at least in the early stages, that economic growth in 2000 will remain quite strong and that the Federal Reserve will be raising short-term interest rates.

As mentioned, a defensive orientation going into 1999 proved unfortunate. Seemingly safe areas like solid waste and aerospace turned out to be poor decisions which held back returns in the first half of the year. In the second half, the Fund's profile was adjusted to a more aggressive stance which resulted in improved performance.

The strategies and techniques I applied caused the Fund to outperform the S&P 500 Index, but still underperform the Lipper Growth Fund Universe Average for the year. Both indexes are charted on the following page. The Lipper Index reflects the universe of funds with similar investment objectives and the S&P 500 Index reflects the performance of securities that generally represent the stock market.

The big question for the year 2000 is whether value investing will win out over growth investing. Putting it another way, will investors continue to focus on very highly-valued growth stocks or will the market broaden out? Short-term, I tend to favor value over growth. Longer-term, companies that are able to grow their unit sales should be the winners. Stocks of companies depending on price increases for top line growth will wither in a low-inflation environment. As the Internet economy spreads, its impact will continue to put pressure on corporations to raise prices. As we enter the year 2000, interest rates are higher and corporate profits growth is expected to decelerate, albeit from a very rapid pace. Some repositioning towards lower-valued growth companies, such as pharmaceuticals and energy stocks, seems appropriate.

Thank you very much for your continued support and confidence.

Respectfully,

Antonio Intagliata
Manager, United Accumulative Fund

           Comparison of Change in Value of $10,000 Investment in
                   United Accumulative Fund, Class A Shares,
                               The S&P 500 Index
                  and The Lipper Growth Fund Universe Average

                             United                        Lipper
                       Accumulative                        Growth
                              Fund,            S&P           Fund
                            Class A            500       Universe
                             Shares          Index        Average
                       ------------          -----       --------
     12/31/89  Purchase       9,425         10,000         10,000
     12/31/90                 8,466          9,690          9,453
     12/31/91                10,471         12,642         12,830
     12/31/92                11,958         13,606         13,827
     12/31/93                13,042         14,976         15,318
     12/31/94                13,047         15,174         14,978
     12/31/95                17,511         20,877         19,541
     12/31/96                19,644         25,670         23,266
     12/31/97                25,454         34,216         29,068
     12/31/98                31,213         44,035         35,540
     12/31/99                39,240         53,313         45,710


===== United Accumulative Fund, Class A Shares* -- $39,240
----- S&P 500 Index -- $53,313
+++++ Lipper Growth Fund Universe Average  -- $45,710

 *The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

                            Average Annual Total Return+
                    Class A     Class B      Class C     Class Y
                    ---------------------------------------------

Year Ended
  12/31/99          18.49%       N/A          N/A         25.95%
5 Years Ended
  12/31/99          23.17%       N/A          N/A         N/A
10 Years Ended
  12/31/99          14.65%       N/A          N/A         N/A
Since inception
  of Class++
  through 12/31/99   N/A         17.89%      20.45%       22.93%

 +Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry maximum contingent deferred sales charges of 5% and 1%, respectively. Total returns reflect share price appreciation, including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
++10/4/99 for Class B shares, 10/6/99 for Class C shares and 7/11/95 for Class Y shares (the date on which shares were first acquired by shareholders).

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
UNITED ACCUMULATIVE FUND

PORTFOLIO STRATEGY:
Appreciation-oriented          GOALS:   To seek capital growth, with
  common stocks                         current income a secondary objective.
Cash reserves
                            STRATEGY:   Invests primarily in largely capitalized
                                        common stocks of U.S. and foreign
                                        companies.


                             FOUNDED:   1940

        SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                        (JUNE AND DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Fiscal Year Ended December 31, 1999
-------------------------------------------

DIVIDENDS PAID                   $0.03
                                 =====

CAPITAL GAINS DISTRIBUTION       $1.15
                                 =====

NET ASSET VALUE ON
12/31/99 $9.14 adjusted to:     $10.29(A)
12/31/98                          8.28
                                 -----
CHANGE PER SHARE                 $2.01
                                 =====

(A)This number includes the capital gains distribution of $1.15 paid in December 1999 added to the actual net asset value on December 31, 1999.

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 12-31-99              18.49%         25.72%
 5-year period ended 12-31-99              23.17%         24.64%
10-year period ended 12-31-99              14.65%         15.33%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1999, United Accumulative Fund had net assets totaling $2,254,608,794 invested in a diversified portfolio of:

   93.14% Common Stocks
    6.86% Cash and Cash Equivalents


As a shareholder of United Accumulative Fund, for every $100 you had invested on December 31, 1999, your Fund owned:

 $40.30  Manufacturing Stocks
  17.23 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
  15.47  Finance, Insurance and Real Estate Stocks
  14.85  Services Stocks
   6.86  Cash and Cash Equivalents
   4.27  Mining Stocks
   1.02  Wholesale and Retail Trade Stocks

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1999

                                              Shares        Value

COMMON STOCKS
Business Services - 9.96%
 Alcatel (A)  ............................   120,000 $   27,559,728
 America Online, Inc.*  ..................   125,000      9,429,687
 BroadVision, Inc.*  .....................   125,000     21,257,812
 Citrix Systems, Inc.*  ..................   300,000     36,890,625
 Clear Channel Communications, Inc.*  ....   350,000     31,237,500
 Getty Images, Inc.*  ....................   250,000     12,250,000
 Intuit Inc.*  ...........................   700,000     41,934,375
 Netopia, Inc.*  .........................   200,000     10,918,750
 Phone.com, Inc.*  .......................   100,000     11,618,750
 Veritas Software Corp.*  ................   150,000     21,464,063
   Total .................................              224,561,290

Chemicals and Allied Products - 9.44%
 American Home Products Corporation  ..... 1,200,000     47,325,000
 Forest Laboratories, Inc.*  ............. 1,100,000     67,581,250
 Pharmacia & Upjohn, Inc.  ............... 1,100,000     49,500,000
 Schering-Plough Corporation  ............ 1,000,000     42,187,500
 Warner-Lambert Company  .................    75,000      6,145,313
   Total .................................              212,739,063

Communication - 16.74%
 AT&T Corp. - Liberty Media Group,
   Class A* ..............................   700,000     39,725,000
 CBS Corporation*  .......................   150,000      9,590,625
 Deutsche Telekom AG, ADR  ...............   300,000     21,300,000
 EchoStar Communications Corporation,
   Class A* ..............................   475,000     46,253,125
 General Motors Corporation, Class H*  ...   250,000     24,000,000
 MediaOne Group, Inc.*  .................. 1,000,000     76,812,500
 Nextel Communications, Inc.*  ...........   300,000     30,928,125
 Nippon Telegraph and Telephone
   Corporation, ADR ......................   200,000     17,225,000
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   400,000     26,262,500
 VoiceStream Wireless Corporation (B)*  ..   600,000     85,256,250
   Total .................................              377,353,125

Depository Institutions - 2.46%
 Citigroup Inc.  ......................... 1,000,000     55,562,500

Electric, Gas and Sanitary Services - 0.49%
 Columbia Gas Systems, Inc.  .............   175,000     11,068,750


               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 17.62%
 Broadcom Corporation, Class A*  .........   150,000 $   40,851,563
 Intel Corporation  ......................   500,000     41,140,625
 JDS Uniphase Corporation*  ..............   900,000    145,181,250
 Maxim Integrated Products, Inc.*  .......   500,000     23,578,125
 Nokia Corporation, Series A, ADR  .......   300,000     57,000,000
 Nortel Networks Corporation  ............   500,000     50,500,000
 Rambus Inc. (B)*  .......................   250,000     16,851,562
 Scientific-Atlanta, Inc.  ...............   400,000     22,250,000
   Total..................................              397,353,125

Health Services - 3.93%
 Columbia/HCA Healthcare Corporation  .... 2,000,000     58,625,000
 StanCorp Financial Group, Inc.  .........   252,700      6,364,881
 Tenet Healthcare Corporation*  .......... 1,000,000     23,500,000
   Total .................................               88,489,881

Industrial Machinery and Equipment - 9.60%
 Cisco Systems, Inc.*  ...................   700,000     74,965,625
 Juniper Networks, Inc.*  ................    70,000     23,775,938
 Mannesmann AG, Registered Shares (A)  ...   200,000     48,249,670
 Novellus Systems, Inc.*  ................   250,000     30,632,812
 Sun Microsystems, Inc.*  ................   500,000     38,703,125
   Total .................................              216,327,170

Insurance Carriers - 11.60%
 Allmerica Financial Corporation  ........   400,000     22,250,000
 American General Corporation  ...........   500,000     37,937,500
 Aon Corporation  ........................   550,000     22,000,000
 Chubb Corporation (The)  ................   500,000     28,156,250
 Everest Reinsurance Holdings, Inc.  .....   500,000     11,156,250
 Liberty Corporation (The)  ..............   350,000     14,765,625
 Lincoln National Corporation  ...........   700,000     28,000,000
 Nationwide Financial Services, Class A  .   375,000     10,476,563
 Oxford Health Plans Inc.*  ..............   700,000      8,903,125
 ReliaStar Financial Corp.  ..............   700,000     27,431,250
 SAFECO Corporation*  ....................   500,000     12,421,875
 St. Paul Companies, Inc. (The)  .........   700,000     23,581,250
 Torchmark Corporation  ..................   500,000     14,531,250
   Total .................................              261,610,938

Motion Pictures - 0.96%
 Time Warner Incorporated  ...............   300,000     21,731,250

Nondepository Institutions - 1.41%
 CIT Group, Inc. (The), Class A  ......... 1,500,000     31,687,500


               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Oil and Gas Extraction - 4.27%
 Anadarko Petroleum Corporation  .........   900,000 $   30,712,500
 Burlington Resources Incorporated  ......   400,000     13,225,000
 USX Corporation - Marathon Group  .......   900,000     22,218,750
 Unocal Corporation  .....................   900,000     30,206,250
   Total .................................               96,362,500

Paper and Allied Products - 0.99%
 Consolidated Papers, Inc.  ..............   700,000     22,268,750

Petroleum and Coal Products - 2.57%
 Exxon Mobil Corporation  ................   500,000     40,281,250
 Texaco Inc.  ............................   325,000     17,651,563
   Total .................................               57,932,813

Printing and Publishing - 0.08%
 Viacom Inc., Class A*  ..................    30,000      1,813,125

Wholesale Trade -- Nondurable Goods - 1.02%
 U.S. Foodservice*  ...................... 1,374,300     23,019,525

TOTAL COMMON STOCKS - 93.14%                         $2,099,881,305
 (Cost: $1,705,049,585)

                                           Principal
                                           Amount in

                                           Thousands
SHORT-TERM SECURITIES
Commercial Paper
 Auto Repair, Services and Parking - 1.06%
 PHH Corp.,
   7.1%, 1-11-00 .........................   $24,000     23,952,667

 Depository Institutions - 1.68%
 Deutsche Bank Financial Inc.,
   6.75%, 1-6-00 .........................    20,000     19,981,250
 Toronto-Dominion Holdings USA Inc.,
   6.9%, 1-10-00 .........................    10,000      9,982,750
 UBS Finance (DE) Inc.,
   4.4%, 1-5-00 ..........................     8,000      7,996,089
   Total .................................               37,960,089

 Electric, Gas and Sanitary Services - 0.67%
 Michigan Consolidated Gas Co.,
   5.0%, 1-6-00 ..........................    10,000      9,993,055
 Questar Corp.,
   6.5%, 1-13-00 .........................     5,000      4,989,167
   Total .................................               14,982,222


               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value
SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Electronic and Other Electric Equipment - 1.29%
 Motorola, Inc.,
   5.0%, 1-5-00 ..........................   $15,000 $   14,991,667
 Sony Capital Corp.,
   6.4%, 1-13-00 .........................    14,000     13,970,133
   Total .................................               28,961,800

 Fabricated Metal Products - 0.10%
 Danaher Corporation,
   6.49%, Master Note ....................     2,123      2,123,000

 Food and Kindred Products - 0.16%
 General Mills, Inc.,
   6.345%, Master Note ...................     1,638      1,638,000
 Ralston Purina Co.,
   6.62%, 1-24-00 ........................     2,000      1,991,541
   Total .................................                3,629,541

 Nondepository Institutions - 0.40%
 PACCAR Financial Corp.,
   5.2757%, Master Note ..................     5,499      5,499,000
 Textron Financial Corp.,
   8.3%, 1-5-00 ..........................     3,500      3,496,772
   Total .................................                8,995,772

 Printing and Publishing - 0.97%
 American Greetings Corp.,
   6.7%, 1-10-00 .........................    22,000     21,963,150

 Wholesale Trade - Nondurable Goods - 0.66%
 Enron Corp.,
   6.0%, 1-14-00 .........................    15,000     14,967,500

Total Commercial Paper - 6.99%                          157,535,741

Commercial Paper (backed by irrevocable bank
 letter of credit) - 0.33%
 Electric, Gas and Sanitary Services
 AES Hawaii Inc. (Bank of America NT & SA),
   6.2%, 1-21-00 .........................     7,500      7,474,167

TOTAL SHORT-TERM SECURITIES - 7.32%                  $  165,009,908
 (Cost: $165,009,908)

TOTAL INVESTMENT SECURITIES - 100.46%                $2,264,891,213
 (Cost: $1,870,059,493)

LIABILITIES, NET OF CASH AND OTHER ASSETS -  (0.46%)    (10,282,419)

NET ASSETS - 100.00%                                 $2,254,608,794
               See Notes to Schedules of Investments on page 41.

UNITED BOND FUND
MANAGER'S LETTER
DECEMBER 31, 1999
---------------------------------------------------------------------------

Dear Shareholder:

This report relates to the operation of the United Bond Fund for the fiscal year ended December 31, 1999. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

The Fund had a difficult year mainly because of the economic excesses of the prior year. During the fall of 1998, the world's financial system faced disaster: a nuclear nation defaulted on its debt, underdeveloped nations could not find markets for their commodities, and financial market-makers refused to make markets. Wealth from all over the globe poured into the U.S. Treasury market as a safe haven. This pushed long-term interest rates near the 4.75% mark, a low not seen since the Treasury started offering long-term bonds in the 1970s. The world's central bankers flooded the financial systems with paper money and avoided a meltdown. The price of this salvation was artificially low interest rates in late 1998. Interest rates rose steadily throughout the year as the Federal Reserve took back its "easings." The easy transition to the year 2000 further reduced the seeming need for the relative safety of the bond markets. And the Fed seems to have promised us another rise in short rates sometime soon into 2000. These factors, plus a continued asset reallocation away from bonds to equities, combined to make it a tough year for bonds.

The only saving grace was that the Fund did well vis-a-vis its peer funds in 1999. At the beginning of the year, the Fund had about 35% of its portfolio in so-called put bonds. These bonds become more sensitive to interest rates when rates fall, thereby producing greater returns than other bonds of the same starting duration. Conversely, these bonds contract in duration when rates rise, as in 1999. At the beginning of the year, no put bonds in the Fund's portfolio were priced to put. Thus, they all acted like long-term bonds, which are more sensitive to interest rate changes. By the end of the year, more than half of these put bonds were priced to their respective put dates (about three to five years). As a result, the Fund's sensitivity to a rising rate environment was reduced substantially over the year, and this produced better than average results. Another factor was the Fund's substantial exposure to corporate bonds, which did well compared to Treasuries over the course of 1999. As 1998 "pushed out" the interest rate spreads of corporate bonds due to the liquidity crisis, investors returned to the more risky corporate bonds (vis-a-vis Treasury market) as the economy settled in 1999, thereby producing better returns in that segment of the market. Finally, last winter the Fund invested in some developing market debt. Although it was only a small position, the developing market debt proved to be a positive contributor to the Fund's performance.

The strategies and techniques we applied during the year resulted in the Fund's performance remaining fairly consistent with the Salomon Brothers Broad Investment Grade Index (reflecting the performance of securities that generally represent the bond market) and outperforming the universe of funds with similar objectives (the Lipper Corporate Debt Funds A-Rated Universe Average). Both indexes are charted on the following page.

The economy is still "hot" and the Federal Reserve seems to have promised more rate hikes. The world is still recovering from its slow growth over the past several years, and investors seemingly want to re-allocate from bonds generally, and U.S. investments specifically. This would seem to bode poorly for U.S. bonds, which comprise most of the Fund. Making matters worse is that this is an election year. There is no telling what the candidates may say that could harm the capital markets. However, if the economy slows or the stock market falters, the Fund may do well. The Fund is invested largely in investment grade debt -- we have reduced our non-investment grade exposure from about 17% last year to about 4% currently. When we see signs of economic slowing, or if the Fed goes too far in raising rates, we anticipate that we will extend our duration by purchasing longer-term U.S. Treasury bonds and thereby increase our exposure to declining interest rates.

Thank you very much for your continued support and confidence.

Respectfully,

James C. Cusser
Manager, United Bond Fund

             Comparison of Change in Value of $10,000 Investment in
                       United Bond Fund, Class A Shares,
                 Salomon Brothers Broad Investment Grade Index
          and The Lipper Corporate Debt Funds A-Rated Universe Average

                                                           Lipper
                             United        Salomon      Corporate
                               Bond       Brothers     Debt Funds
                              Fund,          Broad        A-Rated
                            Class A     Investment       Universe
                             Shares    Grade Index        Average
                             ------    -----------     ----------
12/31/89Purchase              9,425         10,000         10,000
12/31/90                      9,825         10,909         10,672
12/31/91                     11,670         12,651         12,435
12/31/92                     12,546         13,611         13,334
12/31/93                     14,201         14,958         14,828
12/31/94                     13,384         14,532         14,141
12/31/95                     16,128         17,228         16,736
12/31/96                     16,644         17,851         17,152
12/31/97                     18,270         19,569         18,713
12/31/98                     19,598         21,274         20,106
12/31/99                     19,385         21,097         19,589

+++++ United Bond Fund, Class A Shares* -- $19,385
 ..... Salomon Brothers Broad Investment Grade Index -- $21,097
===== Lipper Corporate Debt Funds A-Rated Universe Average -- $19,589

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

                            Average Annual Total Return+
                    Class A     Class B      Class C     Class Y
                    ---------------------------------------------

Year Ended
  12/31/99          -6.77%       N/A          N/A         -0.81%
5 Years Ended
  12/31/99           6.42%       N/A          N/A         N/A
10 Years Ended
  12/31/99           6.84%       N/A          N/A         N/A
Since inception
  of Class++
  through 12/31/99   N/A         -4.64%      -0.86%        5.93%

 +Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry maximum contingent deferred sales charges of 5% and 1%, respectively. Total returns reflect share price appreciation, including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
++9/9/99 for Class B shares, 9/9/99 for Class C shares and 6/19/95 for Class Y shares (the date on which shares were first acquired by shareholders).

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
----------------------------------------------------------------------
UNITED BOND FUND

PORTFOLIO STRATEGY:
Corporate and government        GOAL:   To seek a reasonable return with
bonds                                   more emphasis on preservation of
                                        capital.
Maximum 10% non-debt
  securities                STRATEGY:   Invests primarily in domestic debt
                                        securities, usually of investment grade
                                        (rated BBB and higher by Standard &
                                        Poor's and Baa and higher by Moody's
                                        Investor Services, Inc.).

                             FOUNDED:   1964

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Fiscal Year Ended December 31, 1999
-------------------------------------------

DIVIDENDS PAID                   $0.35
                                 =====

NET ASSET VALUE ON
  12/31/99                       $5.97
  12/31/98                        6.39
                                ------
CHANGE PER SHARE                $(0.42)
                                ======

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 12-31-99              -6.77%         -1.08%
 5-year period ended 12-31-99               6.42%          7.69%
10-year period ended 12-31-99               6.84%          7.48%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1999, United Bond Fund had net assets totaling $505,493,917 invested in a diversified portfolio of:

   95.60% Bonds
    4.40% Cash and Cash Equivalents

As a shareholder of United Bond Fund, for every $100 you had invested on December 31, 1999, your Fund owned:

Bonds:
 Corporate                 $51.90
 U.S. Government            36.17
 Other Government            7.53
Cash and Cash Equivalents    4.40

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 2.12%
 Procter & Gamble Company (The),
   8.0%, 9-1-24 ..........................   $10,000   $ 10,740,800

Communication - 3.14%
 BellSouth Telecommunications, Inc.,
   5.85%, 11-15-45 .......................     3,000      2,982,750
 Cox Trust II,
   7.0%, 8-16-04 .........................     2,500      2,430,525
 Jones Intercable, Inc.,
   9.625%, 3-15-02 .......................     2,500      2,598,200
 Tele-Communications, Inc.,
   8.35%, 2-15-05 ........................     7,500      7,880,550
   Total .................................               15,892,025

Depository Institutions - 10.65%
 AmSouth Bancorporation,
   6.75%, 11-1-25 ........................     6,500      6,216,275
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-05 ........................     1,500      1,432,500
 First Union Corporation:
   6.824%, 8-1-26 ........................     7,500      7,365,225
   6.55%, 10-15-35 .......................     4,500      4,303,440
 Kansallis-Osake-Pankki,
   10.0%, 5-1-02 .........................     6,000      6,335,460
 National Westminster Bank plc,
   7.375%, 10-1-09 .......................     4,250      4,153,227
 NationsBank Corporation,
   8.57%, 11-15-24 .......................     5,000      5,363,800
 SouthTrust Bank of Alabama, National Association:
   5.58%, 2-6-06 .........................     7,800      7,704,060
   7.69%, 5-15-25 ........................     5,000      5,004,600
 Sovereign Bancorp, Inc.,
   8.0%, 3-15-03 .........................     2,000      1,900,000
 Wachovia Corporation,
   6.605%, 10-1-25 .......................     4,250      4,069,035
   Total .................................               53,847,622

Electric, Gas and Sanitary Services - 6.27%
 California Infrastructure and Economic Development
   Bank, Special Purpose Trust:
   PG&E-1,
   6.42%, 9-25-08 ........................     5,000      4,839,600
   SCE-1,
   6.38%, 9-25-08 ........................     5,000      4,820,300
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-05 .........................     4,000      4,165,120


               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services (Continued)
 Entergy Arkansas, Inc.,
   7.5%, 8-1-07 ..........................   $ 3,750   $  3,800,887
 Korea Electric Power Corporation,
   6.375%, 12-1-03 .......................     2,500      2,370,975
 Niagara Mohawk Power Corporation:
   9.5%, 6-1-00 ..........................     1,000      1,011,110
   7.375%, 7-1-03 ........................     4,159      4,140,406
 TXU Eastern Funding Company,
   6.45%, 5-15-05 ........................     3,250      3,063,125
 Union Electric Co.,
   8.25%, 10-15-22 .......................     3,500      3,501,435
   Total .................................               31,712,958

Electronic and Other Electric Equipment - 1.80%
 Motorola, Inc.,
   8.4%, 8-15-31 .........................     8,500      9,100,780

Food and Kindred Products - 3.60%
 Anheuser-Busch Companies, Inc.,
   7.0%, 9-1-05 ..........................     3,000      2,948,580
 Coca-Cola Enterprises Inc.:
   0.0%, 6-20-20 .........................    36,000      7,315,200
   6.7%, 10-15-36 ........................     5,500      5,433,450
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-06 ........................     2,500      2,500,000
   Total .................................               18,197,230

General Merchandise Stores - 1.12%
 Fred Meyer, Inc.:
   7.15%, 3-1-03 .........................     3,750      3,702,375
   7.45%, 3-1-08 .........................     2,000      1,947,600
   Total .................................                5,649,975

Health Services - 0.96%
 Tenet Healthcare Corporation,
   7.875%, 1-15-03 .......................     5,000      4,850,000

Holding and Other Investment Offices - 2.40%
 Bay Apartment Communities, Inc.,
   6.5%, 1-15-05 .........................     3,000      2,775,120
 GRUMA, S.A. de C.V.,
   7.625%, 10-15-07.......................     3,500      3,053,750
 NBD Bank, National Association,
   8.25%, 11-1-24 ........................     6,000      6,310,980
   Total .................................               12,139,850


               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment - 0.48%
 Coltec Industries Inc.,
   7.5%, 4-15-08 .........................   $ 2,500   $  2,413,375

Insurance Carriers - 0.36%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-00 ........................     2,000      1,800,000

Nondepository Institutions - 7.99%
 Asset Securitization Corporation,
   7.49%, 4-14-29 ........................     6,000      5,972,220
 CHYPS CBO 1997-1 Ltd.,
   6.72%, 1-15-10 (C) ....................     8,500      7,820,000
 Equicon Loan Trust,
   7.3%, 2-18-13 .........................     4,571      4,510,087
 General Motors Acceptance Corporation,
   8.875%, 6-1-10 ........................     5,500      6,022,720
 IMC Home Equity Loan Trust,
   6.9%, 1-20-22 .........................     4,500      4,445,145
 Norse CBO, Ltd. and Norse CBO, Inc.,
   6.515%, 8-13-10 (C) ...................     3,750      3,503,925
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   8.0%, 10-25-24 ........................     3,263      3,283,600
 Westinghouse Electric Corporation,
   8.875%, 6-14-14 .......................     4,500      4,837,635
   Total .................................               40,395,332

Oil and Gas Extraction - 2.22%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-25 ........................     5,000      5,000,900
 Mitchell Energy & Development Corp.,
   9.25%, 1-15-02 ........................       165        168,820
 Oryx Energy Company,
   10.0%, 4-1-01 .........................     3,500      3,607,205
 Pemex Finance Ltd.,
   5.72%, 11-15-03 .......................     2,500      2,431,250
   Total .................................               11,208,175

Paper and Allied Products - 2.05%
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-02 ........................     4,500      4,639,185
 Champion International Corporation,
   6.4%, 2-15-26 .........................     6,100      5,706,611
   Total .................................               10,345,796


               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Petroleum and Coal Products - 1.35%
 Conoco Inc.,
   5.9%, 4-15-04 .........................   $ 3,000   $  2,864,010
 YPF Sociedad Anoima,
   8.0%, 2-15-04 .........................     4,000      3,960,480
   Total .................................                6,824,490

Printing and Publishing - 1.20%
 Quebecor Printing Capital Corporation,
   6.5%, 8-1-27 ..........................     6,500      6,051,500

Railroad Transportation - 0.98%
 CSX Corporation,
   6.95%, 5-1-27 .........................     5,000      4,965,700

Security and Commodity Brokers - 1.02%
 Salomon Inc.,
   3.65%, 2-14-02 ........................     5,000      5,161,700

Stone, Clay and Glass Products - 1.71%
 Cemex, S.A. de C.V.,
   9.5%, 9-20-01 .........................     3,500      3,578,750
 Owens-Illinois, Inc.,
   7.15%, 5-15-05.........................     3,250      3,004,918
 USG Corporation,
   9.25%, 9-15-01 ........................     2,000      2,046,400
   Total .................................                8,630,068

Transportation Equipment - 0.18%
 Federal-Mogul Corporation,
   7.75%, 7-1-06 .........................     1,000        925,930

United States Postal Service - 0.30%
 Postal Square Limited Partnership,
   6.5%, 6-15-22 .........................     1,684      1,519,232

TOTAL CORPORATE DEBT SECURITIES - 51.90%               $262,372,538
 (Cost: $271,134,086)

OTHER GOVERNMENT SECURITIES
Canada - 5.96%
 Hydro-Quebec:
   8.05%, 7-7-24 .........................    10,000     10,561,400
   7.4%, 3-28-25 .........................     5,150      5,539,495
 Province de Quebec:
   5.67%, 2-27-26 ........................     9,200      9,102,940
   6.29%, 3-6-26 .........................     5,000      4,896,150
   Total .................................               30,099,985

               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITIES (Continued)
Korea - 0.50%
 Korea Development Bank (The),
   7.9%, 2-1-02 ..........................   $ 2,500   $  2,505,200

Supranational - 1.07%
 Inter-American Development Bank,
   8.4%, 9-1-09 ..........................     5,000      5,430,950

TOTAL OTHER GOVERNMENT SECURITIES - 7.53%              $ 38,036,135
 (Cost: $37,513,853)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   7.5%, 2-15-07 .........................     5,041      5,067,420
   6.5%, 9-25-18 .........................     2,000      1,921,240
   7.0%, 1-15-19 .........................     2,000      1,966,860
   7.5%, 4-15-19 .........................    13,408     13,454,283
   6.25%, 1-15-21 ........................    12,000     11,632,440
 Federal National Mortgage Association:
   7.0%, 7-25-06 .........................     8,888      8,871,405
   6.09%, 4-1-09 .........................     4,461      4,074,693
   0.0%, 2-12-18 .........................     4,500      1,228,410
   7.0%, 9-25-20 .........................     2,000      1,973,120
   6.5%, 8-25-21 .........................     2,500      2,411,700
   7.0%, 8-25-21 .........................    10,000      9,850,000
   7.0%, 6-1-24 ..........................     5,989      5,790,134
   6.0%, 12-1-28 .........................     6,655      6,087,498
 Government National Mortgage Association:
   7.5%, 7-15-23 .........................     2,830      2,812,399
   7.5%, 12-15-23 ........................     3,211      3,191,381
   8.0%, 9-15-25 .........................     4,252      4,320,404
   7.0%, 7-20-27 .........................       249        239,344
   7.0%, 9-20-27 .........................     4,049      3,890,543
   7.5%, 7-15-29 .........................     4,588      4,536,174
   7.75%, 10-15-31 .......................     1,962      1,965,497
 Tennessee Valley Authority,
   5.88%, 4-1-36 .........................     3,750      3,513,862
 United States Department of Veterans Affairs,
   Guaranteed Remic Pass-Through Certificates,
   Vendee Mortgage Trust:
   1997-2 Class C,
   7.5%, 8-15-17 .........................     4,000      4,011,240
   1998-1 Class 2-B,
   7.0%, 6-15-19 .........................       750        744,135
   1999-2 Class 1-B,
   6.5%, 7-15-19 .........................     5,500      5,343,580
   1999-2 Class 3-B,
   6.5%, 2-15-20 .........................     4,000      3,806,240

               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
 United States Treasury:
   5.75%, 10-31-00 .......................   $ 3,000   $  2,991,570
   6.625%, 3-31-02 .......................    12,000     12,082,440
   5.5%, 3-31-03 .........................     5,500      5,363,380
   7.5%, 2-15-05 .........................     7,500      7,822,275
   6.5%, 8-15-05 .........................     5,750      5,750,000
   6.5%, 10-15-06 ........................    14,000     13,962,760
   11.25%, 2-15-15 .......................     2,500      3,533,975
   6.125%, 11-15-27 ......................    20,000     18,612,400

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 36.17%                                   $182,822,802
 (Cost: $187,419,092)

TOTAL SHORT-TERM SECURITIES - 3.46%                    $ 17,490,257
 (Cost: $17,490,257)

TOTAL INVESTMENT SECURITIES - 99.06%                   $500,721,732
 (Cost: $513,557,288)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.94%         4,772,185

NET ASSETS - 100.00%                                   $505,493,917


               See Notes to Schedules of Investments on page 41.

UNITED INCOME FUND
MANAGER'S LETTER
---------------------------------------------------------------------------
DECEMBER 31, 1999


Dear Shareholder:

This report relates to the operation of the United Income Fund for the fiscal year ended December 31, 1999. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

The stock market was dominated by the technology sector in 1999. Wireless telecommunications, Internet infrastructure, and Internet service-related companies enjoyed an extraordinary period of market strength. Interest rates rose throughout the year. The long-term U.S. Treasury bond began 1999 by yielding 5.12% and ended the year at 6.48%, a level not seen in over two years. This rise in interest rates created a very difficult environment for financial stocks, building-related issues and utilities. The focus of strength in the stock market remained very narrow, with a few large technology stocks providing about three-quarters of the gain in the S&P 500 Index. Valuations reached record levels among the leading stocks. A large majority of stocks, however, did not participate in the rapid rise in prices that occurred at the end of 1999. In fact, the median S&P stock declined. The U.S. economy was strong in 1999. Consumer confidence indicators were near record highs. Inflation remained moderate, despite a large increase in petroleum prices.

The Fund's performance was materially affected by our holdings in bonds and our underweightings in the technology area. The Fund held a position in bonds for much of 1999 for two reasons: 1) to provide enhanced dividend yield; and 2) as a defensive investment in response to what we viewed as a growing risk from high stock valuations. The Fund eliminated virtually all its bond holdings in November of 1999. The rising trend in interest rates and the growing likelihood that rates would continue to rise well into 2000 caused us to take this action. We have maintained meaningful positions in technology stocks, but the Fund is consciously underweighted in the most extremely valued ones. We have maintained large holdings in chemicals, energy, drugs, and financial services. These areas did not perform well in 1999, but represent reasonable value and possess, in most cases, very strong earnings growth prospects in 2000.

The strategies and techniques we applied resulted in the Fund significantly outperforming the mutual fund index and underperforming the stock index charted on the following page. Those indexes reflect the performance of the universe of funds with similar investment objectives (the Lipper Equity Income Fund Universe Average) and of securities that generally represent the stock market (the S&P 500 Index). The Fund's performance shortfall relative to the S&P 500 Index can be primarily attributed to the position in bonds. From January until November, the Fund maintained a bond position of roughly 15% of the Fund's portfolio. While this position did serve to enhance the dividend yield of the Fund, the total return was negatively affected by the decline in bond prices in the period.

We expect 2000 to be a very volatile year in the stock market. While inflation in the U.S. remains quite tame, the current high level of business activity and the very low level of unemployment raise concerns about limits to growth and Federal Reserve policy. The rapidly expanding trade deficit also represents a potential problem for the U.S. dollar. A strengthening global economy could diminish this country's attraction as a "safe haven," further reducing demand for our currency. We think pharmaceuticals and other large U.S. multinational companies provide good defensive investments in the event the dollar comes under pressure. The rapid advances in wireless telecommunications, the Internet, and electronic commerce will continue to generate change at every level. The future is heavy with both opportunity and risk. We think the outlook in many sectors (pharmaceuticals, biotechnology, data storage, wireless telecommunications and consumer electronics) remains especially compelling. We expect to maintain a widely diversified portfolio that will also emphasize basic industries, energy, and financial services -- all areas which should benefit from continued global economic expansion. We intend to continue reducing positions or avoiding sectors and individual stocks that represent extremes in valuation relative to their underlying fundamental business prospects.

Thank you very much for your continued support and confidence.

Respectfully,

James D. Wineland
Manager, United Income Fund

            Comparison of Change in Value of $10,000 Investment in
                      United Income Fund, Class A Shares,
                               The S&P 500 Index
               and The Lipper Equity Income Fund Universe Average

                                                           Lipper
                             United                        Equity
                             Income                        Income
                              Fund,            S&P           Fund
                            Class A            500       Universe
                             Shares          Index        Average
                          ---------      ---------      ---------
     12/31/89  Purchase       9,425         10,000         10,000
     12/31/90                 8,912          9,690          9,373
     12/31/91                11,553         12,642         11,841
     12/31/92                12,935         13,606         12,953
     12/31/93                15,011         14,976         14,736
     12/31/94                14,739         15,174         14,363
     12/31/95                19,104         20,877         18,642
     12/31/96                22,996         25,670         22,104
     12/31/97                29,286         34,216         28,182
     12/31/98                36,322         44,035         31,280
     12/31/99                42,283         53,313         32,654

----- United Income Fund, Class A Shares* -- $42,283
+++++ S&P 500 Index  -- $53,313
===== Lipper Equity Income Fund Universe Average -- $32,654

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

                            Average Annual Total Return+
                    Class A     Class B      Class C     Class Y
                    ---------------------------------------------

Year Ended
  12/31/99           9.72%       N/A          N/A         16.67%
5 Years Ended
  12/31/99          22.01%       N/A          N/A         N/A
10 Years Ended
  12/31/99          15.51%       N/A          N/A         N/A
Since inception
  of Class++
  through 12/31/99   N/A          6.53%      10.53%       21.45%

 +Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry maximum contingent deferred sales charges of 5% and 1%, respectively. Total returns reflect share price appreciation, including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
++10/4/99 for Class B shares, 10/4/99 for Class C shares and 6/19/95 for Class Y shares (the date on which shares were first acquired by shareholders).

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
UNITED INCOME FUND

PORTFOLIO STRATEGY:
Investment quality             GOALS:   To seek, as a primary goal,
 dividend-paying                        maintenance of current income
 common stocks                          subject to market conditions, with
                                        a secondary goal of capital growth.
Cash reserves
                            STRATEGY:   Invests primarily in common stocks of
                                        large U.S. and foreign companies which
                                        have a record of paying regular
                                        dividends on common stocks or have the
                                        potential for capital appreciation or
                                        that WRIMCO expects to resist market
                                        decline.

                             FOUNDED:   1940

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY
                                        (MARCH, JUNE, SEPTEMBER, DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Fiscal Year Ended December 31, 1999
-------------------------------------------

DIVIDENDS PAID                   $0.08
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.52
                                 =====

NET ASSET VALUE ON
  12/31/99 $8.13 adjusted to:    $8.65(A)
  12/31/98                        7.52
                                 -----
CHANGE PER SHARE                 $1.13
                                 =====

(A)This number includes the capital gains distribution of $0.52 paid in December 1999 added to the actual net asset value on December 31, 1999.

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 12-31-99               9.72%         16.41%
 5-year period ended 12-31-99              22.01%         23.46%
10-year period ended 12-31-99              15.51%         16.19%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1999, United Income Fund had net assets totaling $8,399,134,482 invested in a diversified portfolio of:

   93.33% Common Stocks
    5.82% Cash and Cash Equivalents
    0.44% U.S. Government Security
    0.41% Preferred Stock




As a shareholder of United Income Fund, for every $100 you had invested on December 31, 1999, your Fund owned:

 $46.83  Manufacturing Stocks
  11.08 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
  10.93  Finance, Insurance and Real Estate Stocks
   9.45  Wholesale and Retail Trade Stocks
   9.40  Services Stocks
   5.82  Cash and Cash Equivalents
   4.06  Mining Stocks
   1.58  Miscellaneous Investing Institutions Stocks
   0.44  United States Government Security
   0.41  Preferred Stock

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                              Shares          Value

COMMON STOCKS
Amusement and Recreation Services - 1.43%
 Walt Disney Company (The)  .............. 4,105,000 $  120,071,250

Building Materials and Garden Supplies - 0.73%
 Home Depot, Inc. (The)  .................   891,300     61,109,756

Business Services - 6.49%
 America Online, Inc.*  .................. 1,007,000     75,965,562
 Clear Channel Communications, Inc.*  .... 1,420,000    126,735,000
 Microsoft Corporation*  ................. 2,006,400    234,184,500
 Oracle Corporation*  ....................   963,000    107,886,094
   Total .................................              544,771,156

Chemicals and Allied Products - 16.37%
 Air Products and Chemicals, Inc.  ....... 2,051,700     68,860,181
 American Home Products Corporation  ..... 1,937,900     76,425,931
 Biogen, Inc.*  ..........................   500,000     42,234,375
 Bristol-Myers Squibb Company  ...........   494,400     31,734,300
 Dow Chemical Company (The)  .............   680,000     90,865,000
 du Pont (E.I.) de Nemours and Company  .. 2,300,000    151,512,500
 Forest Laboratories, Inc.*  .............   723,400     44,443,888
 Johnson & Johnson  ......................   944,600     87,965,875
 Lilly (Eli) and Company  ................ 1,637,700    108,907,050
 Merck & Co., Inc.  ...................... 1,723,100    115,555,394
 Monsanto Company  ....................... 2,900,000    103,312,500
 Pfizer Inc.  ............................ 1,802,000     58,452,375
 Pharmacia & Upjohn, Inc.  ...............   943,900     42,475,500
 Procter & Gamble Company (The)  .........   509,100     55,778,269
 Schering-Plough Corporation  ............ 1,727,000     72,857,812
 Warner-Lambert Company  ................. 2,733,900    224,008,931
   Total .................................            1,375,389,881

Communication - 9.43%
 Cox Communications, Inc., Class A*  ..... 3,001,800    154,592,700
 General Motors Corporation, Class H*  ...   759,700     72,931,200
 MCI WORLDCOM, Inc.*  .................... 1,555,500     82,490,109
 Nippon Telegraph and Telephone
   Corporation (A) .......................     4,250     72,823,852
 SBC Communications Inc.  ................ 1,500,000     73,125,000
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ............................... 3,419,000    224,478,719
 Vodafone Airtouch Public Limited
   Company, ADR .......................... 2,250,000    111,375,000
   Total .................................              791,816,580

Depository Institutions - 3.33%
 Bank of America Corporation  ............ 1,412,000     70,864,750
 Chase Manhattan Corporation (The)  ...... 1,050,000     81,571,875
 Citigroup Inc.  ......................... 2,287,500    127,099,219
   Total .................................              279,535,844

               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Electric, Gas and Sanitary Services - 0.76%
 Duke Energy Corp.  ...................... 1,275,000  $  63,909,375

Electronic and Other Electric Equipment - 11.00%
 Analog Devices, Inc.*  .................. 1,575,000    146,475,000
 General Electric Company  ............... 1,657,800    256,544,550
 Intel Corporation  ...................... 2,804,000    230,716,625
 Nokia, AB (A)  .......................... 1,370,000    248,400,181
 Rambus Inc.*  ...........................   623,500     42,027,797
   Total .................................              924,164,153

Fabricated Metal Products - 0.77%
 Gillette Company (The)  ................. 1,569,900     64,660,256

Food and Kindred Products - 0.53%
 PepsiCo, Inc.  .......................... 1,268,300     44,707,575

Food Stores - 1.42%
 Kroger Co. (The)*  ...................... 6,339,000    119,648,625

Furniture and Home Furnishings Stores - 1.55%
 Circuit City Stores, Inc. - Circuit
   City Group ............................ 2,883,000    129,915,188

General Merchandise Stores - 2.38%
 Dayton Hudson Corporation  ..............   882,600     64,815,938
 Wal-Mart Stores, Inc.  .................. 1,950,000    134,793,750
   Total .................................              199,609,688

Holding and Other Investment Offices - 1.58%
 ABB Ltd. [Switzerland] (A)*  ............ 1,086,070    132,767,643

Industrial Machinery and Equipment - 8.04%
 Baker Hughes Incorporated  .............. 1,858,000     39,134,125
 Cisco Systems, Inc.*  ................... 1,629,000    174,455,719
 Deere & Company  ........................ 1,116,000     48,406,500
 Dell Computer Corporation*  ............. 1,969,000    100,357,469
 EMC Corporation*  ....................... 1,404,000    153,387,000
 International Business Machines
   Corporation ........................... 1,200,000    129,600,000
 Sun Microsystems, Inc.*  ................   389,000     30,111,031
   Total .................................              675,451,844


               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Instruments and Related Products - 2.70%
 Guidant Corporation*  ................... 2,400,000 $  112,800,000
 Medtronic, Inc.  ........................ 1,944,000     70,834,500
 Raytheon Company, Class A  .............. 1,747,181     43,351,929
   Total .................................              226,986,429

Insurance Carriers - 3.15%
 American International Group, Inc.   .... 1,146,187    123,931,469
 Aon Corporation  ........................ 1,065,000     42,600,000
 Chubb Corporation (The)  ................ 1,742,600     98,130,163
   Total .................................              264,661,632

Motion Pictures - 1.48%
 Time Warner Incorporated  ............... 1,711,900    124,005,756

Nondepository Institutions - 4.02%
 Associates First Capital Corporation,
   Class A ............................... 3,365,870     92,351,058
 Fannie Mae  ............................. 2,304,000    143,856,000
 Freddie Mac  ............................ 2,154,800    101,410,275
   Total .................................              337,617,333

Oil and Gas Extraction - 4.06%
 Anadarko Petroleum Corporation  ......... 1,333,000     45,488,625
 Burlington Resources Incorporated  ...... 3,700,000    122,331,250
 Schlumberger Limited  ................... 2,256,000    126,900,000
 Transocean Sedco Forex Inc.  ............   436,762     14,713,406
 USX Corporation - Marathon Group  ....... 1,290,000     31,846,875
   Total .................................              341,280,156

Petroleum and Coal Products - 3.18%
 Chevron Corporation  ....................   450,000     38,981,250
 Exxon Mobil Corporation  ................ 1,672,720    134,758,505
 Royal Dutch Petroleum Company, NY Shares  1,544,000     93,315,500
   Total .................................              267,055,255

Primary Metal Industries - 0.80%
 Alcoa Incorporated  .....................   806,200     66,914,600

Security and Commodity Brokers - 0.43%
 Charles Schwab Corporation (The)  .......   943,000     36,187,625

Transportation by Air - 0.64%
 AMR Corporation*  .......................   800,000     53,600,000


               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Equipment - 3.44%
 Boeing Company (The)  ...................   892,500     37,094,531
 DaimlerChrysler AG  .....................   713,907 $   55,863,223
 Ford Motor Company  ..................... 2,784,100    148,775,344
 Lockheed Martin Corporation  ............ 2,151,100     47,055,312
   Total .................................              288,788,410

Trucking and Warehousing - 0.25%
 United Parcel Service, Inc.  ............   304,400     21,003,600

Wholesale Trade - Nondurable Goods - 3.37%
 Cardinal Health, Inc.  .................. 2,450,600    117,322,475
 Enron Corp.  ............................ 1,081,000     47,969,375
 Safeway Inc.*  .......................... 3,310,000    117,711,875
   Total .................................              283,003,725

TOTAL COMMON STOCKS - 93.33%                         $7,838,633,335
 (Cost: $4,607,214,767)

PREFERRED STOCK - 0.41%
Communication
 Cox Communications, Inc., 7.0% Convertible  505,800 $   34,394,400
 (Cost: $25,290,000)

                                           Principal
                                           Amount in
                                           Thousands

UNITED STATES GOVERNMENT SECURITY - 0.44%
 United States Treasury,
   6.75%, 4-30-00 ........................   $37,000 $   37,115,440
 (Cost: $37,061,401)

SHORT-TERM SECURITIES
Commercial Paper
 Auto Repair, Services and Parking - 0.12%
 Hertz Corporation (The),
   5.675%, 1-10-00 .......................    10,000      9,985,813

 Chemicals and Allied Products - 0.53%
 Air Products and Chemicals, Inc.:
   6.7%, 1-14-00 .........................    20,000     19,951,611
   6.8%, 1-19-00 .........................    25,000     24,915,000
   Total .................................               44,866,611

 Communication - 0.36%
 Dominion Resources Inc.:
 6.36%, 1-20-00  .........................    10,000      9,966,433
 6.75%, 1-20-00  .........................    20,000     19,928,751
 Total  ..................................               29,895,184

               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Depository Institutions - 0.66%
 UBS Finance (DE) Inc.,
   4.4%, 1-5-00 ..........................   $ 7,500 $    7,496,333
 Wells Fargo & Company,
   6.32%, 1-20-00 ........................    47,900     47,740,227
   Total .................................               55,236,560

 Electric, Gas and Sanitary Services - 1.04%
 Carolina Power & Light Co.,
   6.5%, 1-20-00 .........................    39,142     39,007,721
 Detriot Edison Co.,
   6.75%, 1-13-00 ........................    15,000     14,966,250
 Public Service Electric & Gas Co.,
   6.75%, 1-13-00 ........................     2,000      1,995,500
 Tampa Electric Co.,
   6.5%, 1-19-00 .........................    10,700     10,665,225
 Western Resources, Inc.,
   6.85%, 1-27-00 ........................    20,850     20,746,851
   Total .................................               87,381,547

 Electronic and Other Electric Equipment - 0.13%
 Sony Capital Corp.,
   6.4%, 1-13-00 .........................    11,000     10,976,533

 Fabricated Metal Products - 0.00%
 Danaher Corporation,
   6.49%, Master Note ....................       336        336,000

 Food and Kindred Products - 0.14%
 Conagra Inc.,
   6.05%, 1-7-00 .........................     6,725      6,718,219
 General Mills, Inc.,
   6.345%, Master Note ...................       147        147,000
 Ralston Purina Co.,
   6.62%, 1-24-00 ........................     5,000      4,978,853
   Total .................................               11,844,072

 Food Stores - 0.12%
 Albertson's Inc.,
   5.94%, 1-19-00 ........................    10,000      9,970,300

 Industrial Machinery and Equipment - 0.41%
 Deere & Company:
   6.41%, 1-25-00 ........................    25,000     24,893,167
   6.34%, 1-27-00 ........................    10,000      9,954,211
   Total .................................               34,847,378


               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Instruments and Related Products - 0.44%
 Snap-On Inc.,
   6.375%, 1-14-00 .......................   $37,000 $   36,914,823

 Insurance Carriers - 0.42%
 SAFECO Credit Co. Inc.:
   6.8%, 1-11-00 .........................    12,000     11,977,333
   6.9%, 1-11-00 .........................    12,975     12,950,132
   6.53%, 1-13-00 ........................     9,991      9,969,253
   Total .................................               34,896,718

 Nondepository Institutions - 0.16%
 Associates First Capital B.V. (Associates
   First Capital Corporation):
   5.95%, 1-10-00 ........................     6,000      5,991,075
   6.0%, 1-10-00 .........................     2,500      2,496,250
 Paccar Financial Corp.,
   5.2757%, Master Note ..................     1,909      1,909,000
 Textron Financial Corp.,
   8.3%, 1-5-00 ..........................     3,500      3,496,772
   Total .................................               13,893,097

 Paper and Allied Products - 0.18%
 Westvaco Corp.,
   6.3%, 1-27-00 .........................    15,000     14,931,750

 Personal Services - 0.18%
 Block Financial Corp.,
   6.18%, 1-31-00 ........................    15,000     14,922,750

 Petroleum and Coal Products - 0.36%
 Kerr-McGee Credit LLC,
   6.85%, 1-27-00 ........................    30,000     29,851,583

Total Commercial Paper - 5.25%                          440,750,719

Commercial Paper (backed by irrevocable bank
 letter of credit)
 Electric, Gas and Sanitary Services - 0.09%
 AES Hawaii Inc. (Bank of America NT & SA),
   6.2%, 1-21-00 .........................     7,500      7,474,167

 Foreign Government - 0.19%
 United Mexican States (Barclays Bank PLC),
   6.08%, 2-1-00 .........................    16,000     15,916,231


               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1999

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (backed by irrevocable bank
 letter of credit) (Continued)
 Oil and Gas Extraction - 0.17%
 Louis Dreyfus Corp. (Dresdner Bank AG),
   6.5%, 1-18-00 .........................   $15,000 $   14,953,958

Total Commercial Paper (backed by irrevocable bank
 letter of credit) - 0.45%                               38,344,356

Municipal Obligations
 California - 0.31%
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds (Shell Martinez Refining
   Company Project), Series 1996 (Taxable),
   6.55%, 1-20-00 ........................    26,450     26,450,000

 Louisiana - 0.10%
 Industrial District No. 3 of the Parish of West
   Baton Rouge, State of Louisiana, Variable Rate
   Demand Revenue Bonds, Series 1995 (Taxable),
   (The Dow Chemical Company Project),
   6.25%, 1-26-00 ........................     8,000      8,000,000

Total Municipal Obligations - 0.41%                      34,450,000

TOTAL SHORT-TERM SECURITIES - 6.11%                  $  513,545,075
 (Cost: $513,545,075)

TOTAL INVESTMENT SECURITIES - 100.29%                $8,423,688,250
 (Cost: $5,183,111,243)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.29%)     (24,553,768)

NET ASSETS - 100.00%                                 $8,399,134,482


               See Notes to Schedules of Investments on page 41.

UNITED SCIENCE AND TECHNOLOGY FUND
MANAGER'S LETTER
DECEMBER 31, 1999
---------------------------------------------------------------------------

Dear Shareholder:

This report relates to the operation of the United Science and Technology Fund for the fiscal year ended December 31, 1999. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

The U.S. economy grew roughly 4.0% in 1999, as measured by real Gross Domestic Product, with inflation, defined by the Consumer Price Index, at 2.2%. This compares to 1998 real GDP growth of 4.6% and CPI growth of 1.6%. Industrial production grew roughly 3.6% for 1999, versus 4.3% last year, and real consumer spending was a healthy 5.1% compared to the same level in 1998. The importance of technology in this economic picture is broadening. Excluding technology-related activity, industrial production would have been far weaker. New data indicates that productivity is sharply accelerating in the 1990s. Investment in the Internet and telecommunications sectors have proven to lead to further productivity gains and technology has taken center stage, accounting for most of the financial market performance in 1999. It would be easy to dismiss this technology stock phenomenon as a mania, but strong fundamental developments underlying it argue for a continuation of a technology-centered market.

The Fund had superior results, with gains in excess of 100%. Investments in E-commerce grew. Many people shopped on the Internet and businesses transacted commerce on-line. Once again, large capitalized stocks outperformed smaller capitalized stocks. The Fund benefited from the deregulation of the telecommunications industry combined with technological innovation. As more sectors deregulate and adopt new technology strategies, more companies may become growth vehicles. Now that Y2K fears have moderated, the spending that normally would have occurred on web-enabled process should happen. Difficult as it may seem, emphasis on networking and e-commerce will intensify even more.

The strategies and techniques we applied resulted in the Fund significantly outperforming the S&P 400 Index (reflecting the performance of securities that generally represent the non-financial institution portion of the stock market) and underperforming the Lipper Science & Technology Fund Universe Average (representing the universe of funds with similar investment objectives). Both indexes are charted on the following page. The Fund benefited from its large positions in Internet and related issues. The better-performing sectors were web-enabling software, networking, especially optical networking stocks and their component suppliers, business to business software and business to consumer software stocks.

The Year 2000 will bring political claims and promises as we look toward ushering in a new President in 2001. The 1990s brought us unparalleled heights in technology stocks, enormous initial public offerings, and wealth for millions of people who participated in the markets. It is fair to ask whether the large role that equities played in the 1990s will continue and whether technology will still play the same or a more important role. A setback in stock prices may occur and serious consideration should be given to its probability, timing and triggers. However, the central role of technology, in our opinion, will stay large and continue to grow because of the revolutionary capabilities it brings. Sometimes an industry sector plays a decades-long role in the global economy. The defense industry played an enormous role in the cold war period. The automobile and its associated industries transformed economies and peoples' lives for decades. We think such a period exists now for technology. We will try to find companies that benefit from the above-mentioned trends and those with the potential to create such trends in the future.

Thank you very much for your continued support and confidence.

Respectfully,

Abel Garcia
Manager, United Science and Technology Fund

           Comparison of Change in Value of $10,000 Investment in
              United Science and Technology Fund, Class A Shares,
                               The S&P 400 Index
           and The Lipper Science & Technology Fund Universe Average

                             United                        Lipper
                        Science and                     Science &
                         Technology                    Technology
                              Fund,            S&P           Fund
                            Class A            400       Universe
                             Shares          Index        Average
                          ---------      ---------     ----------
     12/31/89  Purchase       9,425         10,000         10,000
     12/31/90                 9,094          9,912          9,706
     12/31/91                14,483         12,962         14,118
     12/31/92                13,900         13,702         16,099
     12/31/93                15,082         14,940         20,000
     12/31/94                16,558         15,511         22,541
     12/31/95                25,726         20,879         31,077
     12/31/96                27,875         25,685         37,055
     12/31/97                29,888         33,715         41,111
     12/31/98                47,616         45,128         62,651
     12/31/99                96,628         56,886        148,794

===== United Science and Technology Fund, Class A Shares* -- $96,628 +++++ S&P 400 Index -- $56,886
----- Lipper Science & Technology Fund Universe Average -- $148,794

 *The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

                            Average Annual Total Return+
                    Class A     Class B      Class C     Class Y
                    ---------------------------------------------

Year Ended
  12/31/99          91.27%       N/A          N/A        103.72%
5 Years Ended
  12/31/99          40.63%       N/A          N/A         N/A
10 Years Ended
  12/31/99          25.46%       N/A          N/A         N/A
Since inception
  of Class++
  through 12/31/99   N/A         53.62%      57.70%       39.63%

 +Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry maximum contingent deferred sales charges of 5% and 1%, respectively. Total returns reflect share price appreciation, including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
++10/4/99 for Class B shares, 10/4/99 for Class C shares and 2/27/96 for Class Y shares (the date on which shares were first acquired by shareholders).

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
------------------------------------------------------------------------
UNITED SCIENCE AND TECHNOLOGY FUND

PORTFOLIO STRATEGY:
Technology-related              GOAL:   To seek long-term capital growth.
  stocks

Generally at least 80%      STRATEGY:   Concentrates its investments
  in science or technology              primarily in common stock of
  securities; may have more             science and technology securities
  than 20% in debt securities.          of U.S. and foreign companies.
                                        Science and technology securities
Cash reserves                           are securities of companies whose
                                        products, processes or services are, in
                                        WRIMCO's opinion, expected to be
                                        significantly benefited by the use or
                                        commercial application of scientific or
                                        technological discoveries or
                                        developments.

                             FOUNDED:   1950

        SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                        (JUNE AND DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Fiscal Year Ended December 31, 1999
-------------------------------------------

CAPITAL GAINS DISTRIBUTION       $1.51
                                 =====

NET ASSET VALUE ON
  12/31/99 $18.43 adjusted to:  $19.94(A)
  12/31/98                        9.91
                                ------
CHANGE PER SHARE                $10.03
                                ======

(A)This number includes the capital gains distribution of $1.51 paid in December 1999 added to the actual net asset value on December 31, 1999.

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 12-31-99              91.27%        102.93%
 5-year period ended 12-31-99              40.63%         42.30%
10-year period ended 12-31-99              25.46%         26.21%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1999, United Science and Technology Fund had net assets totaling $3,795,454,214 invested in a diversified portfolio of:

   96.49% Common Stocks
    3.51% Cash and Cash Equivalents


As a shareholder of United Science and Technology Fund, for every $100 you had invested on December 31, 1999, your Fund owned:

 $47.97  Services Stocks
  35.14  Manufacturing Stocks
   9.68 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   3.51  Cash and Cash Equivalents
   2.79  Wholesale and Retail Trade Stocks
   0.91  Finance, Insurance and Real Estate Stocks

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1999

                                              Shares        Value

COMMON STOCKS
Building Materials and Garden Supplies - 0.95%
 Home Depot, Inc. (The)  .................   525,000 $   35,995,313

Business Services - 44.40%
 Acxiom Corporation*  ....................   600,000     14,418,750
 America Online, Inc.*  .................. 1,600,000    120,700,000
 BroadVision, Inc.*  .....................   375,000     63,773,438
 Citrix Systems, Inc.*  .................. 1,000,000    122,968,750
 Clarent Corporation*  ...................   200,000     15,537,500
 Clear Channel Communications, Inc.*  ....   547,300     48,846,525
 DoubleClick Inc.*  ......................   373,800     94,676,531
 eBay Inc.*  .............................   300,000     37,565,625
 Getty Images, Inc.*  ....................   648,200     31,761,800
 HNC Software Inc.*  .....................   600,000     63,581,250
 Inktomi Corporation*  ...................   940,000     83,366,250
 Intuit Inc.*  ........................... 1,526,400     91,440,900
 Microsoft Corporation*  .................   700,000     81,703,125
 Netopia, Inc.*  .........................   500,000     27,296,875
 Oracle Corporation*  ....................   500,000     56,015,625
 Phone.com, Inc.*  .......................   400,000     46,475,000
 Sapient Corporation*  ...................   105,000     14,795,156
 TMP Worldwide Inc.*  ....................   500,000     70,843,750
 Transaction Systems Architects, Inc.,
   Class A* ..............................   600,000     16,818,750
 USWeb Corporation*  .....................   600,000     26,681,250
 Veritas Software Corp.*  ................ 1,500,000    214,640,625
 Vignette Corporation*  ..................   500,000     81,484,375
 Yahoo! Inc.*  ...........................   600,000    259,631,250
   Total .................................            1,685,023,100

Chemicals and Allied Products - 5.67%
 Biogen, Inc.*  ..........................   700,000     59,128,125
 Bristol-Myers Squibb Company  ...........   400,000     25,675,000
 Johnson & Johnson  ......................   400,000     37,250,000
 Pfizer Inc.  ............................   700,000     22,706,250
 Schering-Plough Corporation  ............   600,000     25,312,500
 Warner-Lambert Company  .................   550,000     45,065,625
   Total .................................              215,137,500

Communication - 9.68%
 AT&T Corp. - Liberty Media Group,
   Class A* ..............................   700,000     39,725,000
 COLT Telecom Group plc, ADR*  ...........   400,000     81,600,000
 Cox Communications, Inc., Class A*  .....   820,000     42,230,000
 EchoStar Communications Corporation,
   Class A* .............................. 1,200,000    116,850,000
 Global TeleSystems Group, Inc.*  ........   434,000     15,027,250
 Nextel Communications, Inc.*  ...........   456,500     47,062,297
 Vodafone Airtouch Public Limited
   Company, ADR ..........................   500,000     24,750,000
   Total .................................              367,244,547
               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 0.91%
 Concord EFS, Inc.*  ..................... 1,350,000 $   34,720,313

Electronic and Other Electric Equipment - 18.41%
 Analog Devices, Inc.*  .................. 1,000,000     93,000,000
 Broadcom Corporation, Class A*  .........   450,000    122,554,687
 Gemstar International Group Limited*  ... 1,400,000     99,662,500
 General Electric Company  ...............   325,000     50,293,750
 Intel Corporation  ......................   785,000     64,590,781
 JDS Uniphase Corporation*  ..............   413,000     66,622,062
 Level 3 Communications, Inc.*  ..........   300,000     24,543,750
 Nokia Corporation, Series A, ADR  .......   380,000     72,200,000
 Nortel Networks Corporation  ............   360,000     36,360,000
 Rambus Inc.*  ...........................   500,000     33,703,125
 STMicroelectronics N.V., NY Shares  .....   232,500     35,209,219
   Total .................................              698,739,874

Engineering and Management Services - 2.81%
 Incyte Pharmaceuticals, Inc.*  ..........   998,400     59,061,600
 Paychex, Inc.  ..........................   900,000     35,971,875
 Quintiles Transnational Corp.*  .........   626,000     11,678,813
   Total .................................              106,712,288

General Merchandise Stores - 0.64%
 Dayton Hudson Corporation  ..............   330,000     24,234,375

Industrial Machinery and Equipment - 8.81%
 Apple Computer, Inc.*  ..................   617,000     63,416,031
 Applied Materials, Inc.*  ...............   400,000     50,662,500
 Cisco Systems, Inc.*  ................... 1,289,100    138,054,553
 Extreme Networks, Inc.*  ................   300,000     25,087,500
 Sun Microsystems, Inc.*  ................   500,000     38,703,125
 VA Linux Systems, Inc.*  ................    90,000     18,624,375
   Total .................................              334,548,084

Instruments and Related Products - 2.25%
 Medtronic, Inc.  ........................   800,000     29,150,000
 Teradyne, Inc.*  ........................   850,000     56,100,000
   Total .................................               85,250,000

Miscellaneous Retail - 1.20%
 Amazon.com, Inc.*  ......................   600,000     45,693,750

Motion Pictures - 0.76%
 Time Warner Incorporated  ...............   400,000     28,975,000

TOTAL COMMON STOCKS - 96.49%                         $3,662,274,144
 (Cost: $1,261,015,901)


               See Notes to Schedules of Investments on page 41.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1999

                                                            Value

TOTAL SHORT-TERM SECURITIES - 3.65%                  $  138,331,307
 (Cost: $138,331,307)

TOTAL INVESTMENT SECURITIES - 100.14%                $3,800,605,451
 (Cost: $1,399,347,208)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.14%)      (5,151,237)

NET ASSETS - 100.00%                                 $3,795,454,214


               See Notes to Schedules of Investments on page 41.

UNITED FUNDS, INC.
DECEMBER 31, 1999


Notes to Schedules of Investments
*No dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

(B)  See Note 7 to financial statements.

(C) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the value of these securities amounted to $11,323,925 or 2.24% of net assets for United Bond Fund.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999                                                    United
(In Thousands, Except        United       United        United  Science and
 for Per Share Amounts)Accumulative         Bond        Income   Technology
                              Fund         Fund          Fund         Fund
Assets                 ----------------------------------------------------
 Investment securities --
   at value (Notes 1 and 3)$2,264,891    $500,722    $8,423,688  $3,800,605
 Cash   ..............           25           ---           ---          13
 Receivables:
   Investment securities sold   ---           ---        17,114         ---
   Dividends and interest     1,090         7,446         6,565         300
   Fund shares sold ..        1,292           403         5,251       5,971
 Prepaid insurance
   premium ...........           36            15            65          17
                         ----------      --------    ----------  ----------
    Total assets  ....    2,267,334       508,586     8,452,683   3,806,906
Liabilities              ----------      --------    ----------  ----------
 Payable for investment
   securities purchased                       ---           ---         ---
 204
 Payable to Fund
   shareholders ......       11,932         2,792        50,197      10,074
 Accrued service fee (Note 2)   390           101         1,467         459
 Accrued transfer agency        and
   dividend disbursing (Note 2) 237            81           983         435
 Accrued distribution fee (Note 2)35            5           100         100
 Due to custodian  ...          ---            55           283         ---
 Accrued management fee (Note 2) 41             7           130          83
 Accrued shareholder servicing --
   Class Y (Note 2) ..            1           ---            43           4
 Accrued accounting
   services fee (Note 2)                        8             5           8
 8
 Other  ..............                         81            46         338
 85
                         ----------      --------    ----------  ----------
    Total liabilities        12,725         3,092        53,549      11,452
                         ----------      --------    ----------  ----------
      Total net assets                 $2,254,609      $505,494  $8,399,134
 $3,795,454
Net Assets               ==========      ========    ==========  ==========
 $1.00 par value capital stock:
   Capital stock .....   $  246,577      $ 84,710    $1,033,049  $  205,880
   Additional paid-in
    capital ..........    1,531,351       452,467     3,761,018   1,156,099
 Accumulated undistributed
   income (loss):
   Accumulated undistributed
    net investment
    income  ..........        2,558           237         4,374         ---
   Accumulated undistributed net
    realized gain (loss) on
    investment
    transactions .....       79,304       (19,084)      360,167      32,223
   Net unrealized appreciation
    (depreciation) of
    investments  .....      394,819       (12,836)    3,240,526   2,401,252
                         ----------      --------    ----------  ----------
    Net assets applicable to
      outstanding units
      of capital .....   $2,254,609      $505,494    $8,399,134  $3,795,454
                         ==========      ========    ==========  ==========
Capital shares outstanding:
 Class A  ............      245,724        83,921       996,484     203,116
 Class B  ............          288           290         1,612         944
 Class C  ............           38            48           169         155
 Class Y  ............          527           451        34,784       1,665
Capital shares authorized   500,000       300,000   2,000,000       400,000
Net asset value per share
 (net assets divided by
 shares outstanding):
 Class A  ............        $9.14         $5.97         $8.13      $18.43
 Class B  ............        $9.12         $5.97         $8.13      $18.37
 Class C  ............        $9.12         $5.96         $8.13      $18.38
 Class Y  ............        $9.14         $5.97         $8.13      $18.65
                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended DECEMBER 31, 1999
(In Thousands)                                                       United
                             United        United        United Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund          Fund        Fund
Investment Income (Loss)------------ --------------------------------------
 Income (Note 1B):
   Interest and
    amortization  ....     $  4,861       $35,757    $   80,752  $    4,290
   Dividends .........       20,388           ---        69,751       3,730
                           --------       -------    ----------  ----------
    Total income  ....       25,249        35,757       150,503       8,020
                           --------       -------    ----------  ----------
 Expenses (Note 2):
   Investment
    management fee ...       11,970         2,525        44,403      16,102
   Service fees:
    Class A  .........        4,353         1,246        16,986       4,574
    Class B  .........            1             1             4           5
    Class C  .........          ---           ---           ---           1
   Transfer agency and
    dividend disbursing:
    Class A  .........        2,242         1,008         9,910       3,770
    Class B  .........            2             1             8          13
    Class C  .........          ---           ---             1           2
   Distribution fees:
    Class A  .........          241            76           947         424
    Class B  .........            2             2            11          11
    Class C  .........          ---           ---             1           2
   Custodian fees ....           66            17           576          70
   Shareholder servicing
    -- Class Y .......            7             4           528          21
   Accounting services fee      100            61           100         100
   Legal fees ........           20             5            74          18
   Audit fees ........           18            16            27          19
   Other .............          251           131           915         367
                           --------       -------     ---------  ----------
    Total expenses  ..       19,273         5,093        74,491      25,499
                           --------       -------     ---------  ----------
      Net investment
       income (loss)          5,976        30,664        76,012     (17,479)
                           --------       -------     ---------  ----------
Realized and Unrealized
 Gain (Loss) on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities .....      265,505         (593)       836,278     288,499
 Realized net gain (loss) on foreign
   currency transactions                     (98)            ---      (336)
 36
                           --------    ----------    ----------  ----------
   Realized net gain (loss)
    on investments  ..      265,407         (593)       835,942     288,535
 Unrealized appreciation (depreciation)
   in value of investments
   during the period..      201,521       (36,307)      317,336   1,604,183
                           --------    ----------    ----------  ----------
    Net gain (loss) on
      investments ....      466,928       (36,900)    1,153,278   1,892,718
                           --------    ----------    ----------  ----------
      Net increase (decrease) in net
       assets resulting from
       operations ....     $472,904      $(6,236)    $1,229,290  $1,875,239
                           ========      ========    ==========  ==========
                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1999
 United
(In Thousands)               United        United        United Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund          Fund        Fund
                       ----------------------------------------------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ...   $    5,976      $ 30,664    $   76,012  $  (17,479)
   Realized net gain (loss)
    on investments  ..      265,407          (593)      835,942     288,535
   Unrealized appreciation
    (depreciation)  ..      201,521       (36,307)      317,336   1,604,183
                         ----------      --------    ----------  ----------
    Net increase (decrease) in net
      assets resulting
      from operations.      472,904        (6,236)    1,229,290   1,875,239
                         ----------      --------    ----------  ----------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income:
    Class A  .........       (5,519)      (30,472)      (77,099)        ---
    Class B  .........           ---           (9)           ---        ---
    Class C  .........           ---           (1)           ---        ---
    Class Y  .........          (20)         (148)       (4,135)        ---
   Realized net gains on
    investment transactions:
    Class A  .........     (250,533)          ---      (486,908)   (280,167)
    Class B  .........         (223)          ---          (607)       (988)
    Class C  .........          (34)          ---           (66)       (171)
    Class Y  .........         (530)          ---       (16,884)     (2,276)
                         ----------      --------    ----------  ----------
                           (256,859)     (30,630)      (585,699)   (283,602)
                         ----------      --------    ----------  ----------
 Capital share
   transactions (Note 5)    170,527       (14,788)      (11,758)    529,334
                         ----------      --------    ----------  ----------
   Total increase (decrease) 386,572      (51,654)      631,833   2,120,971
Net Assets
 Beginning of period      1,868,037       557,148     7,767,301   1,674,483
                         ----------      --------    ----------  ----------
 End of period           $2,254,609      $505,494    $8,399,134  $3,795,454
                         ==========      ========    ==========  ==========
   Undistributed
    net investment
    income  ..........       $2,558          $237        $4,374        $---
                             ======          ====        ======        ====

                 *See "Financial Highlights" on pages 46 - 61.

                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1998                          United
(In Thousands)               United        United        United Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund          Fund        Fund
                       ----------------------------------------------------
Increase in Net Assets
 Operations:
   Net investment
    income (loss)  ...   $   19,519      $ 31,745    $   82,228   $  (4,737)
   Realized net gain
    on investments  ..      259,891         4,756     1,363,007     139,225
   Unrealized
    appreciation  ....       75,732         1,500       102,526     492,528
                           --------    ----------    ----------  ----------
    Net increase in net
      assets resulting
      from operations.      355,142        38,001     1,547,761     627,016
                           --------    ----------    ----------  ----------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income:
    Class A  .........      (20,979)      (31,553)      (69,402)        ---
    Class Y  .........          (50)         (359)       (4,557)        ---
   Realized net gains on
    investment transactions:
    Class A  .........     (214,379)          ---    (1,392,072)   (108,718)
    Class Y  .........         (421)          ---       (76,922)       (380)
                           --------    ----------    ----------  ----------
                           (235,829)      (31,912)   (1,542,953)   (109,098)
                           --------    ----------    ----------  ----------
 Capital share
   transactions (Note 5)    149,682        22,363     1,267,504      89,771
                           --------    ----------    ----------  ----------
   Total increase ....      268,995        28,452     1,272,312     607,689
Net Assets
 Beginning of period      1,599,042       528,696     6,494,989   1,066,794
                         ----------      --------    ----------  ----------
 End of period  ......   $1,868,037      $557,148    $7,767,301  $1,674,483
                         ==========      ========    ==========  ==========
   Undistributed
    net investment
    income  ..........       $2,219          $203        $9,932        $---
                             ======          ====        ======        ====

                 *See "Financial Highlights" on pages 46 - 61.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                             For the fiscal year ended December 31,
                              -----------------------------------
                               1999   1998    1997   1996    1995
                              -----  -----   -----  -----   -----
Net asset value,
 beginning of period         $8.28  $7.77   $7.75  $7.78   $6.58
                              ----   ----    ----   ----    ----
Income from investment
 operations:
 Net investment
   income ..........           0.03   0.10    0.10   0.11    0.11
 Net realized and
   unrealized gain on
   investments .....           2.01   1.60    2.14   0.82    2.12
                              ----   ----    ----   ----    ----
Total from investment
 operations  .......           2.04   1.70    2.24   0.93    2.23
                              ----   ----    ----   ----    ----
Less distributions:
 From net investment
   income ..........          (0.03) (0.11)  (0.09) (0.11)  (0.11)
 From capital gains           (1.15)  (1.08) (2.13)  (0.85) (0.92)
                              ----   ----    ----   ----    ----
Total distributions           (1.18) (1.19) (2.22)  (0.96)  (1.03)
                              ----   ----    ----   ----    ----
Net asset value,
 end of period  ....          $9.14  $8.28   $7.77  $7.75   $7.78
                              ====   ====    ====   ====    ====
Total return* ......          25.72% 22.62%  29.58% 12.18%  34.21%
Net assets, end of
 period (in
 millions)  ........         $2,247 $1,864  $1,595 $1,285  $1,206
Ratio of expenses to
 average net assets          0.98%   0.88%  0.82%   0.83%    0.80%
Ratio of net investment
 income to average
 net assets  .......           0.30%  1.12%   1.16%  1.34%   1.42%
Portfolio turnover
 rate  .............         372.35%373.78% 313.99%240.37% 229.03%

   *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                            For the
                             period
                               from
                           10/4/99*
                            through
                           12/31/99
                            -------
Net asset value,
 beginning of period                 $8.43
                              ----
Income from investment
 operations:
 Net investment loss                 (0.01)
 Net realized and
   unrealized gain
   on investments ..           1.85
                              ----
Total from investment
 operations  .......           1.84
                              ----
Less distributions:
 From net investment
   income ..........          (0.00)
 From capital gains                  (1.15)
                              ----
Total distributions                  (1.15)
                              ----
Net asset value,
 end of period  ....          $9.12
                              ====
Total return .......          22.89%
Net assets, end of
 period (in
 millions)  ........             $3
Ratio of expenses to
 average net assets                   2.24%**
Ratio of net investment
 loss to average
 net assets  .......          -1.40%**
Portfolio turnover
 rate  .............         372.35%**

   *Commencement of operations.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                            For the
                             period
                               from
                           10/6/99*
                            through
                           12/31/99
                            -------
Net asset value,
 beginning of period                 $8.53
                              ----
Income from investment
 operations:
 Net investment loss                 (0.01)
 Net realized and
   unrealized gain
   on investments ..           1.75
                              ----
Total from investment
 operations  .......           1.74
                              ----
Less distributions:
 From net investment
   income ..........          (0.00)
 From capital gains                  (1.15)
                              ----
Total distributions                  (1.15)
                              ----
Net asset value,
 end of period  ....          $9.12
                              ====
Total return .......          21.45%
Net assets, end of
 period (in
 thousands)  .......           $347
Ratio of expenses to
 average net assets                   2.28%**
Ratio of net investment
 loss to average
 net assets  .......          -1.35%**
Portfolio turnover
 rate  .............         372.35%**

   *Commencement of operations.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                          For the
                                  For the fiscal year      period
                                   ended December 31,        from
                             ----------------------------7/11/95* to
                              1999   1998    1997   1996 12/31/95
                             -----  -----   -----   ---- -------
Net asset value,
 beginning of period         $8.28   $7.77  $7.75   $7.78  $7.84
                              ----   ----    ----   ----    ----
Income from investment
 operations:
 Net investment income       0.04    0.12   0.11    0.12     0.05
 Net realized and
   unrealized gain
   on investments ..           2.01   1.59    2.14   0.82    0.87
                              ----   ----    ----   ----    ----
Total from investment
 operations  .......           2.05   1.71    2.25   0.94    0.92
                              ----   ----    ----   ----    ----
Less distributions:
 From net investment
   income ..........          (0.04) (0.12)  (0.10) (0.12)  (0.06)
 From capital gains           (1.15)  (1.08) (2.13)  (0.85) (0.92)
                              ----   ----    ----   ----    ----
Total distributions          (1.19)  (1.20) (2.23)  (0.97)  (0.98)
                              ----   ----    ----   ----    ----
Net asset value,
 end of period  ....          $9.14  $8.28   $7.77  $7.75   $7.78
                              ====   ====    ====   ====    ====
Total return .......          25.95% 22.79%  29.67% 12.27%  11.92%
Net assets, end of
 period (in
 millions)  ........             $5     $4      $4     $3      $1
Ratio of expenses to
 average net assets          0.80%   0.75%  0.75%   0.74%    0.76%**
Ratio of net investment
 income to average
 net assets  .......           0.49%  1.21%   1.22%  1.45%   1.24%**
Portfolio turnover
 rate  .............         372.35%373.78% 313.99%240.37% 229.03%**

   *Commencement of operations.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                             For the fiscal year ended December 31,
                             ------------------------------------
                               1999   1998    1997   1996    1995
                              -----  -----   -----  -----   -----
Net asset value,
 beginning of period         $6.39   $6.32  $6.14   $6.34  $5.62
                              ----   ----    ----   ----    ----
Income from investment
 operations:
 Net investment income        0.35    0.38   0.39    0.39   0.40
 Net realized and
   unrealized gain
   (loss) on
   investments .....          (0.42)  0.07    0.19  (0.20)   0.72
                              ----   ----    ----   ----    ----
Total from investment
 operations  .......          (0.07)  0.45    0.58   0.19    1.12
                              ----   ----    ----   ----    ----
Less distributions from
 net investment income       (0.35)  (0.38) (0.40)  (0.39) (0.40)
                              ----   ----    ----   ----    ----
Net asset value,
 end of period  ....          $5.97  $6.39   $6.32  $6.14   $6.34
                             =====  =====   =====  =====   =====
Total return* ......          -1.08%  7.27%   9.77%  3.20%  20.50%
Net assets, end of
 period (in
 millions)  ........           $501   $551    $524   $519    $563
Ratio of expenses to
 average net assets            0.95%   0.84%  0.77%   0.77%  0.74%
Ratio of net investment
 income to average
 net assets  .......           5.72%  5.88%   6.34%  6.34%   6.54%
Portfolio turnover
 rate  .............          34.12% 33.87%  35.08% 55.74%  66.38%

   *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                            For the
                             period
                               from
                            9/9/99*
                            through
                           12/31/99
                            -------
Net asset value,
 beginning of period                 $6.05
                              ----
Income from investment
 operations:
 Net investment income                0.10
 Net realized and
   unrealized loss
   on investments ..          (0.08)
                              ----
Total from investment
 operations  .......           0.02
                              ----
Less distributions from
 net investment income               (0.10)
 From capital gains                  (0.00)
                              ----
Total distributions                  (0.10)
                              ----
Net asset value,
 end of period  ....          $5.97
                              ====
Total return .......           0.30%
Net assets, end of
 period (in
 millions)  ........             $2
Ratio of expenses to
 average net assets                   1.91%**
Ratio of net investment
 income to average
 net assets  .......           4.93%**
Portfolio turnover
 rate  .............          34.12%**

   *Commencement of operations.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                            For the
                             period
                               from
                            9/9/99*
                            through
                           12/31/99
                            -------
Net asset value,
 beginning of period                 $6.05
                              ----
Income from investment
 operations:
 Net investment income                0.10
 Net realized and
   unrealized loss
   on investments ..          (0.09)
                              ----
Total from investment
 operations  .......           0.01
                              ----
Less distributions from
 net investment income               (0.10)
                              ----
Net asset value,
 end of period  ....          $5.96
                              ====
Total return .......           0.13%
Net assets, end of
 period (in
 thousands)  .......           $289
Ratio of expenses to
 average net assets                   1.98%**
Ratio of net investment
 income to average
 net assets  .......           4.87%**
Portfolio turnover
 rate  .............          34.12%**

   *Commencement of operations.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                                      For the fiscal year For the
                                       ended December 31,period from
                             ---------------------------- 6/19/95* to
                               1999   1998    1997   1996 12/31/95
                              -----  -----   -----   ---- ---------
Net asset value,
 beginning of period         $6.39   $6.32  $6.14   $6.34  $6.11
                              ----   ----    ----   ----    ----
Income from investment
 operations:
 Net investment income        0.40    0.39   0.42    0.40   0.21
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.45)  0.07    0.17  (0.20)   0.22
                              ----   ----    ----   ----    ----
Total from investment
 operations  .......          (0.05)  0.46    0.59   0.20    0.43
                              ----   ----    ----   ----    ----
Less distributions from
 net investment income       (0.37)  (0.39) (0.41)  (0.40)  (0.20)
                              ----   ----    ----   ----    ----
Net asset value,
 end of period  ....          $5.97  $6.39   $6.32  $6.14   $6.34
                              ====   ====    ====   ====    ====
Total return .......          -0.81%  7.54%   9.91%  3.35%   7.20%
Net assets, end of
 period (in
 millions)  ........             $2     $6      $5    $12      $3
Ratio of expenses to
 average net assets            0.69%   0.61%  0.64%   0.62%  0.63%**
Ratio of net investment
 income to average
 net assets  .......           6.00%  6.10%   6.48%  6.52%   6.41%**
Portfolio turnover
 rate  .............          34.12% 33.87%  35.08% 55.74%  66.38%**

  *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                           For the fiscal year ended December 31,
                              -----------------------------------
                               1999   1998    1997   1996    1995
                              -----  -----   -----  -----   -----
Net asset value,
 beginning of period         $7.52   $7.59  $6.58   $5.79  $4.67
                              ----   ----   -----  -----   -----
Income from investment
 operations:
 Net investment income        0.08    0.20   0.06    0.07   0.07
 Net realized and
   unrealized gain on
   investments .....           1.13   1.66    1.73   1.10    1.30
                              ----  -----   -----  -----   -----
Total from investment
 operations  .......           1.21   1.86    1.79   1.17    1.37
                              ----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........          (0.08) (0.19)  (0.06) (0.06) (0.07)
 From capital gains           (0.52)  (1.74) (0.72)  (0.32)(0.18)
                              ----  -----   -----  -----   -----
Total distributions          (0.60)  (1.93) (0.78)  (0.38) (0.25)
                              ----  -----   -----  -----   -----
Net asset value,
 end of period  ....          $8.13  $7.52   $7.59  $6.58   $5.79
                            ====== ======  ====== ======  ======
Total return** .....          16.41% 24.02%  27.34% 20.36%  29.60%
Net assets, end of
 period (in
 millions)  ........         $8,102 $7,368  $6,196 $4,851  $3,976
Ratio of expenses to
 average net assets           0.94%   0.89%  0.84%   0.86%  0.83%
Ratio of net investment
 income to average
 net assets  .......           0.94%  1.11%   0.74%  1.03%   1.31%
Portfolio turnover
 rate  .............          53.79% 49.29%  33.59% 22.24%  17.59%

 *Per-share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.
**Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                            For the
                             period
                               from
                           10/4/99*
                            through
                           12/31/99
                            -------
Net asset value,
 beginning of period                 $7.77
                              ----
Income from investment
 operations:
 Net investment loss                 (0.00)
 Net realized and
   unrealized gain
   on investments ..           0.88
                              ----
Total from investment
 operations  .......           0.88
                              ----
Less distributions:
 From net investment
   income ..........          (0.00)
 From capital gains                  (0.52)
                              ----
Total distributions                  (0.52)
                              ----
Net asset value,
 end of period  ....          $8.13
                              ====
Total return .......          11.53%
Net assets, end of
 period (in
 millions)  ........            $13
Ratio of expenses to
 average net assets                   2.18%**
Ratio of net investment
 loss to average
 net assets  .......          -0.59**
Portfolio turnover
 rate  .............          53.79%**

   *Commencement of operations.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                            For the
                             period
                               from
                           10/4/99*
                            through
                           12/31/99
                            -------
Net asset value,
 beginning of period                 $7.77
                              ----
Income from investment
 operations:
 Net investment loss                 (0.00)
 Net realized and
   unrealized gain
   on investments ..           0.88
                              ----
Total from investment
 operations  .......           0.88
                              ----
Less distributions:
 From net investment
   income ..........          (0.00)
 From capital gains                  (0.52)
                              ----
Total distributions                  (0.52)
                              ----
Net asset value,
 end of period  ....          $8.13
                              ====
Total return .......          11.53%
Net assets, end of
 period (in
 millions)  ........             $1
Ratio of expenses to
 average net assets                   2.23%**
Ratio of net investment
 loss to average
 net assets  .......          -0.63%**
Portfolio turnover
 rate  .............          53.79%**

   *Commencement of operations.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                                 For the fiscal year        For the
                                    ended December 31,     period from
                             ----------------------------  6/19/95** to
                               1999   1998    1997   1996  12/31/95
                              -----  -----   -----   ----  -----------
Net asset value,
 beginning of period         $7.52   $7.59  $6.58   $5.79 $5.55
                             -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment income        0.10    0.24   0.07    0.07   0.04
 Net realized and
   unrealized gain
   on investments ..           1.13   1.66    1.73   1.11    0.42
                             -----  -----   -----  -----   -----
Total from investment
 operations  .......           1.23   1.90    1.80   1.18    0.46
                             -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........          (0.10) (0.23)  (0.07) (0.07)  (0.04)
 From capital gains           (0.52)  (1.74) (0.72)  (0.32) (0.18)
                             -----  -----   -----  -----   -----
Total distributions          (0.62)  (1.97) (0.79)  (0.39)  (0.22)
                             -----  -----   -----  -----   -----
Net asset value,
 end of period  ....          $8.13  $7.52   $7.59  $6.58   $5.79
                             =====  =====   =====  =====   =====
Total return .......          16.67% 24.27%  27.49% 20.53%   8.45%
Net assets, end of
 period (in
 millions)  ........           $283   $399    $299   $151    $107
Ratio of expenses to
 average net assets            0.73%   0.71%  0.72%   0.73%  0.74%***
Ratio of net investment
 income to average
 net assets  .......           1.18%  1.29%   0.85%  1.17%   1.36%***
Portfolio turnover
 rate  .............          53.79% 49.29%  33.59% 22.24%  17.59%***

  *Per-share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.
 **Commencement of operations.
***Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                             For the fiscal year ended December 31,
                             --------------------------------------
                               1999   1998    1997   1996    1995
                              -----  -----   -----  -----   -----
Net asset value,
 beginning of period        $ 9.91   $6.71  $7.78   $7.63  $5.07
                             -----   ----   -----  -----   -----
Income from investment
 operations:
 Net investment loss        (0.09)  (0.03) (0.01)  (0.02)  (0.00)
 Net realized and
   unrealized gain on
   investments .....          10.12   3.93    0.46   0.66    2.80
                             -----   ----   -----  -----   -----
Total from investment
 operations  .......          10.03   3.90    0.45   0.64    2.80
                             -----   ----   -----  -----   -----
Less distributions from
 capital gains  ....          (1.51) (0.70)  (1.52) (0.49)  (0.24)
                             -----   ----   -----  -----   -----
Net asset value,
 end of period  ....         $18.43  $9.91   $6.71  $7.78   $7.63
                            ======  =====  ====== ======  ======
Total return** .....         102.93% 59.31%   7.22%  8.35%  55.37%
Net assets, end of
 period (in
 millions)  ........         $3,744 $1,668  $1,063   $981    $821
Ratio of expenses to
 average net assets            1.16%   1.05%  1.02%   0.98%  0.93%
Ratio of net investment
 loss to average
 net assets  .......          -0.79% -0.37%  -0.18% -0.33%  -0.07%
Portfolio turnover
 rate  .............          40.35% 55.70%  87.68% 33.90%  32.89%

 *Per-share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
**Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                            For the
                             period
                               from
                           10/4/99*
                            through
                           12/31/99
                            -------
Net asset value,
 beginning of period                $12.64
                             -----
Income from investment
 operations:
 Net investment loss                 (0.04)
 Net realized and
   unrealized gain
   on investments ..           7.28
                             -----
Total from investment
 operations  .......           7.24
                             -----
Less distributions from
 capital gains  ....          (1.51)
                             -----
Net asset value,
 end of period  ....         $18.37
                             =====
Total return .......          58.62%
Net assets, end of
 period (in
 millions)  ........            $17
Ratio of expenses to
 average net assets                   2.64%**
Ratio of net investment
 loss to average
 net assets  .......          -2.35%**
Portfolio turnover
 rate  .............          40.35%**

   *Commencement of operations.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                            For the
                             period
                               from
                           10/4/99*
                            through
                           12/31/99
                            -------
Net asset value,
 beginning of period                $12.64
                             -----
Income from investment
 operations:
 Net investment loss                 (0.04)
 Net realized and
   unrealized gain
   on investments ..           7.29
                             -----
Total from investment
 operations  .......           7.25
                             -----
Less distributions from
 from capital gains                  (1.51)
                             -----
Net asset value,
 end of period  ....         $18.38
                             =====
Total return .......          58.70%
Net assets, end of
 period (in
 millions)  ........             $3
Ratio of expenses to
 average net assets                   2.42%**
Ratio of net investment
 loss to average
 net assets  .......          -2.19%**
Portfolio turnover
 rate  .............          40.35%**

   *Commencement of operations.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:*

                               For the fiscal year  For the
                                ended December 31,  period from
                              --------------------  2/27/96** to
                               1999   1998    1997  12/31/96
                              -----  -----   -----  ----------
Net asset value,
 beginning of period        $ 9.98   $6.74  $7.79  $8.02
                             -----   ----   -----  -----
Income from investment
 operations:
 Net investment
   loss ............          (0.04) (0.01)  (0.00) (0.01)
 Net realized and
   unrealized gain
   on investments ..          10.22   3.95    0.47   0.27
                             -----   ----   -----  -----
Total from investment
 operations  .......          10.18   3.94    0.47   0.26
                             -----   ----   -----  -----
Less distributions from
 capital gains  ....          (1.51) (0.70)  (1.52) (0.49)
                             -----   ----   -----  -----
Net asset value,
 end of period  ....         $18.65  $9.98   $6.74  $7.79
                             =====   ====   =====  =====
Total return .......         103.72% 59.71%   7.43%  3.25%
Net assets, end of
 period (in
 millions)  ........            $31     $6      $4     $3
Ratio of expenses to
 average net assets           0.95%   0.79%  0.85%   0.80%***
Ratio of net investment
 loss to average
 net assets  .......          -0.59% -0.12%  -0.01% -0.12%***
Portfolio turnover
 rate  .............          40.35% 55.70%  87.68% 33.90%***

  *Per-share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
 **Commencement of operations.
***Annualized.

                       See notes to financial statements.

UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

NOTE 1 -- Significant Accounting Policies

     United Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income (loss) and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and
     asked prices quoted by major dealers in such stocks.   Securities for which
     quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. At December 31, 1999, United Science and Technology Fund reclassified $17,443,356 between accumulated undistributed net investment income and accumulated undistributed net realized gain on investment transactions. Net investment income, net realized gains and net assets were not affected by this change.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by each Fund at the following annual rates:

                                                                 Annual
     Fund                     Net Asset Breakpoints              Rate
     ------------------------------------------------------------------
     United Accumulative Fund Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     United Bond Fund         Up to $500 Million                 .525%
                              Over $500 Million up to $1 Billion .500%
                              Over $1 Billion up to $1.5 Billion .450%
                              Over $1.5 Billion                  .400%

     United Income Fund       Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion up to $6 Billion   .550%
                              Over $6 Billion                    .500%

     United Science and
       Technology Fund        Up to $1 Billion                   .850%
                              Over $1 Billion up to $2 Billion   .830%
                              Over $2 Billion up to $3 Billion   .800%
                              Over $3 Billion                    .760%

Prior to June 30, 1999, the fee consisted of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets for United Accumulative Fund and United Income Fund,
 .03% of net assets for United Bond Fund, and .20% for United Science and Technology Fund; and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Corporation accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the four Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                Annual Fee
          (all dollars in millions)       Rate for Each Fund
          -------------------------       ------------------
          From $    0  to $   10               $      0
          From $   10  to $   25               $ 10,000
          From $   25  to $   50               $ 20,000
          From $   50  to $  100               $ 30,000
          From $  100  to $  200               $ 40,000
          From $  200  to $  350               $ 50,000
          From $  350  to $  550               $ 60,000
          From $  550  to $  750               $ 70,000
          From $  750  to $1,000               $ 85,000
               $1,000 and Over                 $100,000

     For Class A, Class B and Class C shares, the Corporation pays WARSCO a per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Corporation pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Corporation's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Corporation) of $35,273,006. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $21,190,954 and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses.

     A contingent deferred sales charge (``CDSC'') may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. The purpose of the deferred sales charge is to compensate W&R for the costs incurred by W&R in connection with the sale of a fund's shares. With respect to Class B shares, the amount of the CDSC will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the first calendar year of investment, 5%; the second calendar year, 4%; the third calendar year, 3%; the fourth calendar year, 3%; the fifth calendar year, 2%; the sixth calendar year, 1% and thereafter, 0%. If Class C shares are sold within 12 months of buying these shares, a 1% CDSC will be imposed. The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period.
During the period ended December 31, 1999, W&R received the following amounts in deferred sales charges from Class B and Class C shares.

                                        Class B        Class C
     United Accumulative Fund           $ 96           $---
     United Bond Fund                      1             65
     United Income Fund                  437             58
     United Science and
       Technology Fund                   391             32

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Corporation for Class B shares and Class C shares, respectively, each Fund may pay Waddell & Reed, Inc. a service fee not to exceed .25% and a distribution fee not to exceed
 .75% of a Fund's average annual net assets attributable to that class, paid monthly, to compensate Waddell & Reed, Inc. for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit Waddell & Reed, Inc. to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     The Corporation paid Directors' fees of $459,244, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

     Investment securities transactions for the period ended December 31, 1999 are summarized as follows:

                                                                     United
                               United       United      United  Science and
                         Accumulative         Bond      Income   Technology
                                 Fund         Fund        Fund         Fund
                          ----------- ------------------------ ------------
Purchases of investment
 securities, excluding
 short-term and U.S.
 Government securities $7,056,318,925  $73,318,852$3,544,216,574$1,091,254,903
Purchases of U.S. Government
 obligations                      ---  100,085,983 560,658,182          ---
Purchases of short-term
 securities             4,497,576,4101,193,555,3867,816,842,3973,065,336,811
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  7,025,010,786  110,107,5483,050,312,467 867,068,931
Proceeds from maturities and
 sales of U.S. Government
 obligations              199,577,344   82,351,3761,602,793,476         ---
Proceeds from maturities and sales
 of short-term securities4,408,528,4741,189,229,9297,842,462,2873,054,306,348

     For Federal income tax purposes, cost of investments owned at December 31, 1999 and the related appreciation (depreciation) were as follows:

                                                                 Aggregate
                                                               Appreciation
                                 Cost AppreciationDepreciation (Depreciation)
                       -------------- --------------------------------------
United Accumulative
 Fund                  $1,873,721,507$ 468,359,591$(77,189,885)$391,169,706
United Bond Fund          513,653,172    2,903,670(15,835,110)  (12,931,440)
United Income Fund      5,183,111,2433,500,668,908(260,091,901)3,240,577,007
United Science and
 Technology Fund        1,399,347,7232,435,883,110(34,625,382)2,401,257,728

NOTE 4 -- Federal Income Tax Matters

     The Corporation's income and expenses attributed to each Fund and the gains and losses on security transactions of each Fund have been attributed to that Fund for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, United Accumulative Fund, United Income Fund and United Science and Technology Fund realized capital gain net income of $268,545,845, $836,278,477 and $271,055,351, respectively, during the year ended
December 31, 1999, a portion of which was paid to shareholders during the period ended December 31, 1999. Remaining capital gain net income will be distributed to each Fund's shareholders. For Federal income tax purposes, United Bond Fund realized capital gain net income of $159,085 during the year ended December 31, 1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below). This capital gain net income was entirely offset by utilization of capital loss carryovers. Remaining capital loss carryovers of United Bond Fund aggregated $18,314,931 as of December 31, 1999, and are available to offset future realized capital gain net income for Federal income tax purposes but, if not utilized, will expire as follows: $18,234,028 at December 31, 2002 and $80,903 at December 31, 2003.

     Internal Revenue Code regulations permits each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1999 through December 31, 1999, United Bond Fund incurred net capital losses of $655,692, which have been deferred to the fiscal year ending December 31, 2000.

NOTE 5 -- Multiclass Operations

     Each Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock for the period ended December 31, 1999 are summarized below. Dollar amounts are in thousands.

                                                                  United
                             United        United        United Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund          Fund        Fund
                        -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A  ............   20,269,569    74,230,647    95,817,631  70,704,260
 Class B .............                    274,559       332,561   1,568,086
   888,155
 Class C .............                     33,975        61,935     161,689
   145,074
 Class Y  ............      304,162       356,828     6,514,737   1,483,445
Shares issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A  ............   28,018,888     4,401,669    67,006,166  16,066,243
 Class B .............                     26,403         1,572      77,440
   59,765
 Class C .............                      4,051           195       8,454
   10,356
 Class Y  ............       65,137        23,012     2,656,148      94,104
Shares redeemed:......
 Class A  ............  (27,718,702)  (80,926,223) (146,623,896)(52,059,525)
 Class B .............                    (12,853)      (44,450)    (33,784)
   (4,204)
 Class C .............                         (5)      (13,625)       (938)
   (556)
 Class Y  ............     (291,514)     (917,224)  (27,430,321)   (504,503)
                         ----------   -----------    ----------  ----------
Increase (decrease) in
 outstanding capital
 shares  .............                  20,973,670   (2,493,103)  (278,588)
 36,882,614
                         ==========   ===========    ==========  ==========
Value issued from sale
 of shares:
 Class A  ............     $176,177      $455,677    $  746,043    $884,275
 Class B .............                      2,464         2,000      12,526
   13,812
 Class C .............                        309           372       1,289
   2,282
 Class Y  ............        2,560         2,207        50,345      18,437
Value issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A  ............      236,622        27,368       524,162     266,218
 Class B .............                        223             9         606
   988
 Class C .............                         34             1          66
   171
 Class Y  ............          550           141        20,760       1,577
Value redeemed:
 Class A  ............     (245,823)     (496,408)   (1,151,669)   (652,677)
 Class B .............                       (122)         (266)       (277)
   (72)
 Class C .............                      (---)*          (81)         (8)
   (10)
 Class Y  ............       (2,467)       (5,808)     (215,601)     (5,667)
                           --------      --------     ---------    --------
Increase (decrease) in
 outstanding capital       $170,527      $(14,788)    $ (11,758)   $529,334
                           ========      ========     =========    ========
     *Amount not shown due to rounding.

Transactions in capital stock for the fiscal year ended December 31, 1998 are summarized below. Dollar amounts are in thousands.

                                                                     United
                             United        United        United Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund         Fund*       Fund*
                        -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A  ............   15,967,129    31,835,303   100,626,223  77,529,963
 Class Y  ............      103,049       216,958    10,384,489     130,439
Shares issued from
 reinvestment of dividends
 and/or capital gains distribution:
 Class A  ............   27,472,978     4,341,736   185,178,374  11,704,260
 Class Y  ............       59,740        56,607    11,152,791      42,644
Shares redeemed:
 Class A  ............  (23,654,895)  (32,844,203) (121,882,974) (79,203,331)
 Class Y  ............     (175,077)      (95,711)   (7,947,287)   (223,072)
                         ----------    ----------    ----------  ----------
Increase in
 outstanding capital
 shares  .............   19,772,924     3,510,690  177,511,616    9,980,903
                         ==========    ==========   ===========  ==========
Value issued from sale
 of shares:
 Class A  ............     $136,894      $202,677    $  849,389    $618,721
 Class Y  ............          876         1,379        85,082       1,031
Value issued from
 reinvestment of dividends
 and/or capital gains distribution:
 Class A  ............      216,773        27,530     1,351,806     103,357
 Class Y  ............          472           359        81,473         379
Value redeemed:
 Class A  ............     (203,897)     (208,970)   (1,035,016)   (631,968)
 Class Y  ............       (1,436)         (612)      (65,230)     (1,749)
                           --------      --------    ----------    --------
Increase in
 outstanding capital       $149,682      $ 22,363    $1,267,504    $ 89,771
                           ========      ========    ==========    ========
     * Share transactions prior to June 27, 1998 have been adjusted to effect the stock dividend of June 26, 1998.

Note 6 -- Stock Dividend

     The Corporation's Board of Directors approved on February 11, 1998 a stock dividend of 400% on United Income Fund and 200% on United Science and Technology Fund effected on June 26, 1998. Authorized shares of United Income Fund were accordingly increased by 1,400,000,000 and United Accumulative Fund and United Bond Fund each reallocated 100,000,000 shares to United Science and Technology Fund.

Note 7 -- Securities Loaned

     On December 31, 1999, securities with a market value of $64,899,219 (which are included in the accompanying schedule of investments) had been loaned under agreements whereby the Accumulative Fund held as collateral securities with a market value of $64,408,907 and had required additional collateral of $1,880,000, in accordance with the agreement. The additional collateral was received on January 3, 2000. The Fund derives income from its securities lending activities. These agreements may be terminated by the borrower or the Fund upon proper notice. In the event the borrower fails to deliver the securities within five business days, the Fund has the right to use the collateral to purchase similar or other securities. During the period ended December 31, 1999, Accumulative Fund and United Income Fund derived approximately $83,573 and $888,184, respectively, of income, net of related expenses, from its securities lending activities.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of United Accumulative Fund, United Bond Fund, United Income Fund, and United Science and Technology Fund (collectively the "Funds") comprising United Funds, Inc. as of December 31, 1999, and the related statements of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising United Funds, Inc. as of December 31, 1999, the results of their operations for the fiscal year then ended, the changes in their net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
February 4, 2000

INCOME TAX INFORMATION

The amounts of the dividends and long-term capital gains below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your 1999 Federal income tax return.

                        PER-SHARE AMOUNTS REPORTABLE AS:
        --------------------------------------------------------------------
                           For Individuals                 For Corporations
                 -----------------------------------------------------------
  Record         Ordinary      Long-Term                     Non- Long-Term
    Date    Total  Income   Capital Gain     QualifyingQualifyingCapital Gain
----------- ------------- ---------------      ----------------------------
                            United Accumulative Fund
                                    Class A
  06-09-99  $0.015  $0.0150      $   ---        $0.0122   $0.0028   $   ---
  12-15-99   1.156   1.1557       0.0003         0.0394    1.1163    0.0003
            ------  -------      -------        -------   -------   -------
            $1.171  $1.1707      $0.0003        $0.0516   $1.1191   $0.0003
            ======  =======      =======        =======   =======   =======
                            United Accumulative Fund
                                    Class B
  12-15-99  $1.146  $1.1457      $0.0003        $   ---   $1.1457   $0.0003
            ------  -------      -------        -------   -------   -------
            $1.146  $1.1457      $0.0003        $   ---   $1.1457   $0.0003
            ======  =======      =======        =======   =======   =======
                            United Accumulative Fund
                                    Class C
  12-15-99  $1.146  $1.1457      $0.0003        $   ---   $1.1457   $0.0003
            ------  -------      -------        -------   -------   -------
            $1.146  $1.1457      $0.0003        $   ---   $1.1457   $0.0003
            ======  =======      =======        =======   =======   =======
                            United Accumulative Fund
                                    Class Y
  06-09-99  $0.022  $0.0220      $   ---        $0.0179   $0.0041   $   ---
  12-15-99   1.166   1.1657       0.0003         0.0200    1.1457    0.0003
            ------  -------      -------        -------   -------   -------
            $1.188  $1.1877      $0.0003        $0.0379   $1.1498   $0.0003
            ======  =======      =======        =======   =======   =======
                                United Bond Fund
                                    Class A
  01-13-99  $0.030  $0.0300         $---           $---   $0.0300      $---
  02-10-99    .030   0.0300          ---            ---    0.0300       ---
  03-10-99    .030   0.0300          ---            ---    0.0300       ---
  04-14-99    .030   0.0300          ---            ---    0.0300       ---
  05-12-99    .029   0.0290          ---            ---    0.0290       ---
  06-09-99    .028   0.0280          ---            ---    0.0280       ---
  07-14-99    .029   0.0290          ---            ---    0.0290       ---
  08-11-99    .029   0.0290          ---            ---    0.0290       ---
  09-15-99    .029   0.0290          ---            ---    0.0290       ---
  10-13-99    .029   0.0290          ---            ---    0.0290       ---
  11-10-99    .029   0.0290          ---            ---    0.0290       ---
  12-15-99    .029   0.0290          ---            ---    0.0290       ---
            ------  -------      -------        -------   -------   -------
            $0.351  $0.3510         $---           $---   $0.3510      $---
            ======  =======      =======        =======   =======   =======


                                PER-SHARE AMOUNTS REPORTABLE AS:
          -----------------------------------------------------------------
                           For Individuals                 For Corporations
                  ---------------------------------------------------------
  Record         Ordinary      Long-Term                     Non- Long-Term
    Date    Total  Income   Capital Gain     QualifyingQualifyingCapital Gain
----------- ------------- ---------------      ----------------------------
                                United Bond Fund
                                    Class B
  09-15-99  $0.029  $0.0290         $---           $---   $0.0290      $---
  10-13-99    .023   0.0230          ---            ---    0.0230       ---
  11-10-99    .024   0.0240          ---            ---    0.0240       ---
  12-15-99    .022   0.0220          ---            ---    0.0220       ---
            ------  -------      -------        -------   -------   -------
            $0.098  $0.0980         $---           $---   $0.0980      $---
            ======  =======      =======        =======   =======   =======
                                United Bond Fund
                                    Class C
  09-15-99  $0.029  $0.0290         $---           $---   $0.0290      $---
  10-13-99    .023   0.0230          ---            ---    0.0230       ---
  11-10-99    .024   0.0240          ---            ---    0.0240       ---
  12-15-99    .022   0.0220          ---            ---    0.0220       ---
            ------  -------      -------        -------   -------   -------
            $0.098  $0.0980         $---           $---   $0.0980      $---
            ======  =======      =======        =======   =======   =======
                                United Bond Fund
                                    Class Y
  01-13-99  $0.032  $0.0320         $---           $---   $0.0320      $---
  02-10-99    .031   0.0310          ---            ---    0.0310       ---
  03-10-99    .031   0.0310          ---            ---    0.0310       ---
  04-14-99    .031   0.0310          ---            ---    0.0310       ---
  05-12-99    .031   0.0310          ---            ---    0.0310       ---
  06-09-99    .030   0.0300          ---            ---    0.0300       ---
  07-14-99    .031   0.0310          ---            ---    0.0310       ---
  08-11-99    .030   0.0300          ---            ---    0.0300       ---
  09-15-99    .030   0.0300          ---            ---    0.0300       ---
  10-13-99    .030   0.0300          ---            ---    0.0300       ---
  11-10-99    .030   0.0300          ---            ---    0.0300       ---
  12-15-99    .031   0.0310          ---            ---    0.0310       ---
            ------  -------      -------        -------   -------   -------
            $0.368  $0.3680         $---           $---   $0.3680      $---
            ======  =======      =======        =======   =======   =======
                               United Income Fund
                                    Class A
  03-10-99  $0.020  $0.0200      $   ---        $0.0158   $0.0042   $   ---
  06-09-99    .020   0.0200          ---         0.0164    0.0036       ---
  09-15-99    .020   0.0200          ---         0.0164    0.0036       ---
  12-15-99    .536   0.0200       0.5160         0.0164    0.0036    0.5160
            ------  -------      -------        -------   -------   -------
            $0.596  $0.0800      $0.5160        $0.0650   $0.0150   $0.5160
            ======  =======      =======        =======   =======   =======


                                  PER-SHARE AMOUNTS REPORTABLE AS:
           ----------------------------------------------------------------
                           For Individuals                 For Corporations
                  ---------------------------------------------------------
Record         Ordinary      Long-Term                     Non- Long-Term
    Date    Total  Income   Capital Gain     QualifyingQualifyingCapital Gain
----------- ------------- ---------------      ----------------------------
                               United Income Fund
                                    Class B
  12-15-99  $0.516     $---      $0.5160           $---      $---   $0.5160
            ------  -------      -------        -------   -------   -------
            $0.516     $---      $0.5160           $---      $---   $0.5160
            ======  =======      =======        =======   =======   =======
                               United Income Fund
                                    Class C
  12-15-99  $0.516     $---      $0.5160           $---      $---   $0.5160
            ------  -------      -------        -------   -------   -------
            $0.516     $---      $0.5160           $---      $---   $0.5160
            ======  =======      =======        =======   =======   =======
                               United Income Fund
                                    Class Y
  03-10-99  $0.025  $0.0250      $   ---        $0.0197   $0.0053   $   ---
  06-09-99    .025   0.0250          ---         0.0205    0.0045       ---
  09-15-99    .024   0.0240          ---         0.0197    0.0043       ---
  12-15-99    .540   0.0240       0.5160         0.0197    0.0043    0.5160
            ------  -------      -------        -------   -------   -------
            $0.614  $0.0980      $0.5160        $0.0796   $0.0184   $0.5160
            ======  =======      =======        =======   =======   =======
                       United Science and Technology Fund
                                    Class A
  12-15-99  $1.511  $0.0231      $1.4879           $---   $0.0231   $1.4879
            ------  -------      -------        -------   -------   -------
            $1.511  $0.0231      $1.4879           $---   $0.0231   $1.4879
            ======  =======      =======        =======   =======   =======
                       United Science and Technology Fund
                                    Class B
  12-15-99  $1.511  $0.0231      $1.4879           $---   $0.0231   $1.4879
            ------  -------      -------        -------   -------   -------
            $1.511  $0.0231      $1.4879           $---   $0.0231   $1.4879
            ======  =======      =======        =======   =======   =======
                       United Science and Technology Fund
                                    Class C
  12-15-99  $1.511  $0.0231      $1.4879           $---   $0.0231   $1.4879
            ------  -------      -------        -------   -------   -------
            $1.511  $0.0231      $1.4879           $---   $0.0231   $1.4879
            ======  =======      =======        =======   =======   =======
                       United Science and Technology Fund
                                    Class Y
  12-15-99  $1.511  $0.0231      $1.4879           $---   $0.0231   $1.4879
            ------  -------      -------        -------   -------   -------
            $1.511  $0.0231      $1.4879           $---   $0.0231   $1.4879
            ======  =======      =======        =======   =======   =======

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.

Shareholders are advised to consult with their tax advisor concerning the tax treatment of dividends and distributions from the Fund.

Shareholder Meeting Results

A special meeting of United Funds, Inc. was held on June 22, 1999. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.        To elect the Board of Directors:
                                                   Broker
                                For    Withheld   Non-Votes*
J. Concannon            766,236,697  26,067,006       0
J. Dillingham           766,311,136  25,992,567       0
D. Gardner              765,061,072  27,242,631       0
L. Graves               765,684,420  26,619,283       0
J. Harroz, Jr.          764,641,284  27,662,419       0
J. Hayes                763,762,443  28,541,260       0
R. Hechler              765,385,510  26,918,193       0
H. Herrmann             765,532,543  26,771,160       0
G. Johnson              763,571,351  28,732,352       0
W. Morgan               765,053,066  27,250,637       0
R. Reimer               764,684,981  27,618,722       0
F. Ross, Jr.            766,149,299  26,154,404       0
E. Schwartz             765,567,221  26,736,482       0
K. Tucker               765,997,639  26,306,064       0
F. Vogel III            766,109,647  26,194,056       0

Item 2. To ratify the selection of Deloitte & Touche LLP as the Corporation's independent accountants for its current fiscal year:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
           755,150,103    6,050,375  31,103,225       0

Item 3. To approve or disapprove the amendment to the Funds' investment management agreement with Waddell & Reed Investment Management Company:

                                                           Broker
                             For    Against  Abstain   Non-Votes*
Accumulative Fund    107,237,189  7,974,570  5,886,415    367,991
Bond Fund             42,159,756  2,353,745  2,365,349     79,095
Income Fund          469,602,084 36,425,789  27,012,445 1,764,592
Science and Technology
   Fund               77,790,631  6,647,435  4,287,419    349,198

Item 4. To approve or disapprove amendment of the Funds' policy regarding securities lending:

                                                           Broker
                             For    Against  Abstain   Non-Votes*
Accumulative Fund    106,836,181  5,846,583  8,415,410    367,991
Bond Fund             42,460,929  1,399,002  3,018,919     79,095
Income Fund          475,423,018 22,155,968  35,461,332 1,764,592
Science and Technology
    Fund              78,925,600  4,171,811  5,628,074    349,198

Item 5. To approve or disapprove the Corporation's Articles of Incorporation to change the par value of Fund shares to $0.001:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
           700,581,958   29,827,015  61,858,582    36,148

*Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

This report is submitted for the general information of the shareholders of United Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the United Funds, Inc. current prospectus.

To all traditional IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.


DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
James C. Cusser, Vice President
Abel Garcia, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Antonio Intagliata, Vice President
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
James D. Wineland, Vice President

THE UNITED GROUP OF MUTUAL FUNDS
-------------------------------------------------------------------

United Accumulative Fund
United Asset Strategy Fund, Inc.
United Bond Fund
United Cash Management, Inc.
United Continental Income Fund, Inc.
United Government Securities Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Income Fund
United International Growth Fund, Inc.
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Science and Technology Fund
United Small Cap Fund, Inc.
United Vanguard Fund, Inc.

















------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465



Our INTERNET address is:
  http://www.waddell.com


NUR1000A(12-99)
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